UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09277

Viking Mutual Funds

(Exact name of registrant as specified in charter)

1 Main Street North, Minot, ND	58703
(Address of principal offices)	(Zip code)

Brent Wheeler and/or Kevin Flagstad, PO Box 500, Minot, ND 58702

(Name and address of agent for service)

Registrant’s telephone number, including area code: 701-852-5292

Date of fiscal year end: July 31

Date of reporting period: July 31, 2026

Item 1. Reports to Stockholders

Kansas Municipal Fund Class A / KSMUX	This annual shareholder report contains important information about the Kansas Municipal Fund. Period covered: August 1, 2025 through July 31, 2026
ANNUAL SHAREHOLDER REPORT Viking Mutual Funds July 31, 2026	You can find additional information about the Fund at www.integrityvikingfunds.com/documents or by calling us at (800) 276-1262.

What were the Fund costs for the past year?
 (Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$101	0.98%

How did the Fund perform last year?
•	For the 12 month period ended July 31, 2026, the Fund’s Class A shares returned 6.33%.
•	In comparison, the Bloomberg Municipal Bond Index (the Benchmark) returned 5.27% for the same period.

What affected the Fund’s performance?
•	Shorter-maturity municipal bonds declined in price, intermediate-maturity bonds were relatively stable, and longer-maturity bonds appreciated over the period.
•	The Fund’s overweight exposure to longer-maturity bonds relative to the benchmark contributed to its outperformance.
•	Exposure to lower-rated investment-grade bonds positively contributed to performance as credit spreads tightened during the period.

How did the Fund perform over the past 10 years?*

The chart below reflects a hypothetical $10,000 investment in the class of shares noted with and without sales charges.

CUMULATIVE PERFORMANCE

July 31, 2016 through July 31, 2026

AVERAGE ANNUAL TOTAL RETURN (%)
For the Periods Ended July 31, 2026
	1 Year	5 Years	10 Years
Class A without sales charge	6.33	-0.58	0.86
Class A with sales charge	3.63	-1.07	0.60
Bloomberg U.S. Muni Bond Index	5.27	0.51	1.95

* The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

Viking Mutual Funds | July 31, 2026 Page 1

What are some key Fund statistics?

(as of July 31, 2026)

Total Net Assets (Millions)	$43
Number of Holdings	54
Net Advisory Fee Paid	$151K
Annual Portfolio Turnover	10%

   What did the Fund invest in?

    (as of July 31, 2026)

Sectors*	% Net Assets	Credit Rating Breakdown**	% Net Assets
General Obligation	49.1	AAA	0.42
Other Revenue	15.2	AA	76.47
Housing	10.5	A	9.67
Education	9.1	BBB	3.54
Utilities	7.8	NR	9.90
Health Care	3.4
Transportation	2.5
Cash Equivalents and Other	2.4

* All portfolio holdings are issued securities from the state of Kansas.

** The ratings agencies that provided the ratings are Standard & Poor’s and Moody’s. When ratings vary, the higher rating is used. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “NR” is used to classify securities for which a rating is not available. Ratings apply to the holdings in the Fund portfolio and not to the Fund or its shares. Ratings are subject to change.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website, including…

     • Prospectus      • Financial information      • Portfolio Holdings      • Proxy voting information      • Updated performance information

Website address: www.integrityvikingfunds.com/documents

Viking Mutual Funds | July 31, 2026 Page 2

Kansas Municipal Fund Class I / KSITX	This annual shareholder report contains important information about the Kansas Municipal Fund. Period covered: August 1, 2025 through July 31, 2026
ANNUAL SHAREHOLDER REPORT Viking Mutual Funds July 31, 2026	You can find additional information about the Fund at www.integrityvikingfunds.com/documents or by calling us at (800) 276-1262.

What were the Fund costs for the past year?
 (Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$75	0.73%

How did the Fund perform last year?
•	For the 12 month period ended July 31, 2026, the Fund’s Class I shares returned 6.59%.
•	In comparison, the Bloomberg Municipal Bond Index (the Benchmark) returned 5.27% for the same period.

What affected the Fund’s performance?
•	Shorter-maturity municipal bonds declined in price, intermediate-maturity bonds were relatively stable, and longer-maturity bonds appreciated over the period.
•	The Fund’s overweight exposure to longer-maturity bonds relative to the benchmark contributed to its outperformance.
•	Exposure to lower-rated investment-grade bonds positively contributed to performance as credit spreads tightened during the period.

How did the Fund perform since inception?*

The chart below reflects a hypothetical $10,000 investment in the class of shares noted.

CUMULATIVE PERFORMANCE

November 1, 2017 through July 31, 2026

AVERAGE ANNUAL TOTAL RETURN (%)

For the Periods Ended July 31, 2026

	1 Year	5 Years	Inception^
Class I	6.59	-0.31	1.26
Bloomberg U.S. Muni Bond Index	5.27	0.51	2.15
^Inception Date of 11/1/2017

* The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

Viking Mutual Funds | July 31, 2026 Page 3

What are some key Fund statistics?

(as of July 31, 2026)

Total Net Assets (Millions)	$43
Number of Holdings	54
Net Advisory Fee Paid	$151K
Annual Portfolio Turnover	10%

   What did the Fund invest in?

    (as of July 31, 2026)

Sectors*	% Net Assets	Credit Rating Breakdown**	% Net Assets
General Obligation	49.1	AAA	0.42
Other Revenue	15.2	AA	76.47
Housing	10.5	A	9.67
Education	9.1	BBB	3.54
Utilities	7.8	NR	9.90
Health Care	3.4
Transportation	2.5
Cash Equivalents and Other	2.4

* All portfolio holdings are issued securities from the state of Kansas.

** The ratings agencies that provided the ratings are Standard & Poor’s and Moody’s. When ratings vary, the higher rating is used. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “NR” is used to classify securities for which a rating is not available. Ratings apply to the holdings in the Fund portfolio and not to the Fund or its shares. Ratings are subject to change.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website, including…

     • Prospectus      • Financial information      • Portfolio Holdings      • Proxy voting information      • Updated performance information

Website address: www.integrityvikingfunds.com/documents

Viking Mutual Funds | July 31, 2026 Page 4

Nebraska Municipal Fund Class A / NEMUX	This annual shareholder report contains important information about the Nebraska Municipal Fund. Period covered: August 1, 2025 through July 31, 2026
ANNUAL SHAREHOLDER REPORT Viking Mutual Funds July 31, 2026	You can find additional information about the Fund at www.integrityvikingfunds.com/documents or by calling us at (800) 276-1262.

What were the Fund costs for the past year?
 (Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$101	0.98%

How did the Fund perform last year?
•	For the 12 month period ended July 31, 2026, the Fund’s Class A shares returned 6.01%.
•	In comparison, the Bloomberg Municipal Bond Index (the Benchmark) returned 5.27% for the same period.

What affected the Fund’s performance?
•	Shorter-maturity municipal bonds declined in price, intermediate-maturity bonds were relatively stable, and longer-maturity bonds appreciated over the period.
•	The Fund’s overweight exposure to longer-maturity bonds relative to the benchmark contributed to its outperformance.
•	Exposure to lower-rated investment-grade bonds positively contributed to performance as credit spreads tightened during the period.

How did the Fund perform over the past 10 years?*

The chart below reflects a hypothetical $10,000 investment in the class of shares noted with and without sales charges.

CUMULATIVE PERFORMANCE

July 31, 2016 through July 31, 2026

AVERAGE ANNUAL TOTAL RETURN (%)

For the Periods Ended July 31, 2026
	1 Year	5 Years	10 Years
Class A without sales charge	6.01	-0.58	0.60
Class A with sales charge	3.33	-1.08	0.34
Bloomberg U.S. Muni Bond Index	5.27	0.51	1.95

* The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

Viking Mutual Funds | July 31, 2026 Page 5

What are some key Fund statistics?

(as of July 31, 2026)

Total Net Assets (Millions)	$28
Number of Holdings	44
Net Advisory Fee Paid	$63K
Annual Portfolio Turnover	20%

   What did the Fund invest in?

    (as of July 31, 2026)

Sectors*	% Net Assets	Credit Rating Breakdown**	% Net Assets
General Obligation	49.1	AAA	16.51
Housing	15.1	AA	64.72
Utilities	13.7	A	3.74
Other Revenue	8.7	NR	15.03
Education	7.4
Cash Equivalents and Other	6.0

* All portfolio holdings are issued securities from the state of Nebraska.

** The ratings agencies that provided the ratings are Standard & Poor’s and Moody’s. When ratings vary, the higher rating is used. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “NR” is used to classify securities for which a rating is not available. Ratings apply to the holdings in the Fund portfolio and not to the Fund or its shares. Ratings are subject to change.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website, including…

     • Prospectus      • Financial information      • Portfolio Holdings      • Proxy voting information      • Updated performance information

Website address: www.integrityvikingfunds.com/documents

Viking Mutual Funds | July 31, 2026 Page 6

Nebraska Municipal Fund Class I / NEITX	This annual shareholder report contains important information about the Nebraska Municipal Fund. Period covered: August 1, 2025 through July 31, 2026
ANNUAL SHAREHOLDER REPORT Viking Mutual Funds July 31, 2026	You can find additional information about the Fund at www.integrityvikingfunds.com/documents or by calling us at (800) 276-1262.

What were the Fund costs for the past year?
 (Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$75	0.73%

How did the Fund perform last year?
•	For the 12 month period ended July 31, 2026, the Fund’s Class I shares returned 6.28%.
•	In comparison, the Bloomberg Municipal Bond Index (the Benchmark) returned 5.27% for the same period.

What affected the Fund’s performance?
•	Shorter-maturity municipal bonds declined in price, intermediate-maturity bonds were relatively stable, and longer-maturity bonds appreciated over the period.
•	The Fund’s overweight exposure to longer-maturity bonds relative to the benchmark contributed to its outperformance.
•	Exposure to lower-rated investment-grade bonds positively contributed to performance as credit spreads tightened during the period.

How did the Fund perform since inception?*

The chart below reflects a hypothetical $10,000 investment in the class of shares noted.

CUMULATIVE PERFORMANCE

November 1, 2017 through July 31, 2026

AVERAGE ANNUAL TOTAL RETURN (%)

For the Periods Ended July 31, 2026
	1 Year	5 Years	Inception^
Class I	6.28	-0.32	1.03
Bloomberg U.S. Muni Bond Index	5.27	0.51	2.15
^Inception Date of 11/1/2017

* The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

Viking Mutual Funds | July 31, 2026 Page 7

What are some key Fund statistics?

(as of July 31, 2026)

Total Net Assets (Millions)	$28
Number of Holdings	44
Net Advisory Fee Paid	$63K
Annual Portfolio Turnover	20%

   What did the Fund invest in?

    (as of July 31, 2026)

Sectors*	% Net Assets	Credit Rating Breakdown**	% Net Assets
General Obligation	49.1	AAA	16.51
Housing	15.1	AA	64.72
Utilities	13.7	A	3.74
Other Revenue	8.7	NR	15.03
Education	7.4
Cash Equivalents and Other	6.0

* All portfolio holdings are issued securities from the state of Nebraska.

** The ratings agencies that provided the ratings are Standard & Poor’s and Moody’s. When ratings vary, the higher rating is used. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “NR” is used to classify securities for which a rating is not available. Ratings apply to the holdings in the Fund portfolio and not to the Fund or its shares. Ratings are subject to change.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website, including…

     • Prospectus      • Financial information      • Portfolio Holdings      • Proxy voting information      • Updated performance information

Website address: www.integrityvikingfunds.com/documents

Viking Mutual Funds | July 31, 2026 Page 8

Oklahoma Municipal Fund Class A / OKMUX	This annual shareholder report contains important information about the Oklahoma Municipal Fund. Period covered: August 1, 2025 through July 31, 2026
ANNUAL SHAREHOLDER REPORT Viking Mutual Funds July 31, 2026	You can find additional information about the Fund at www.integrityvikingfunds.com/documents or by calling us at (800) 276-1262.

What were the Fund costs for the past year?
 (Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$101	0.98%

How did the Fund perform last year?
•	For the 12 month period ended July 31, 2026, the Fund’s Class A shares returned 6.12%.
•	In comparison, the Bloomberg Municipal Bond Index (the Benchmark) returned 5.27% for the same period.

What affected the Fund’s performance?
•	Shorter-maturity municipal bonds declined in price, intermediate-maturity bonds were relatively stable, and longer-maturity bonds appreciated over the period.
•	The Fund’s longer duration relative to the benchmark contributed to its outperformance.
•	Exposure to lower-rated investment-grade bonds positively contributed to performance as credit spreads tightened during the period.

How did the Fund perform over the past 10 years?*

The chart below reflects a hypothetical $10,000 investment in the class of shares noted with and without sales charges.

CUMULATIVE PERFORMANCE

July 31, 2016 through July 31, 2026

AVERAGE ANNUAL TOTAL RETURN (%)

For the Periods Ended July 31, 2026
	1 Year	5 Years	10 Years
Class A without sales charge	6.12	-0.48	0.86
Class A with sales charge	3.47	-0.98	0.60
Bloomberg U.S. Muni Bond Index	5.27	0.51	1.95

* The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

Viking Mutual Funds | July 31, 2026 Page 9

What are some key Fund statistics?

(as of July 31, 2026)

Total Net Assets (Millions)	$39
Number of Holdings	61
Net Advisory Fee Paid	$115K
Annual Portfolio Turnover	11%

   What did the Fund invest in?

    (as of July 31, 2026)

Sectors*	% Net Assets	Credit Rating Breakdown**	% Net Assets
Other Revenue	71.1	AAA	11.11
Housing	13.7	AA	22.85
Transportation	5.2	A	22.93
Cash Equivalents and Other	3.8	BBB	21.24
Utilities	2.1	NR	21.87
General Obligation	1.6
Education	1.3
Health Care	1.2

* All portfolio holdings are issued securities from the state of Oklahoma.

** The ratings agencies that provided the ratings are Standard & Poor’s and Moody’s. When ratings vary, the higher rating is used. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “NR” is used to classify securities for which a rating is not available. Ratings apply to the holdings in the Fund portfolio and not to the Fund or its shares. Ratings are subject to change.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website, including…

     • Prospectus      • Financial information      • Portfolio Holdings      • Proxy voting information      • Updated performance information

Website address: www.integrityvikingfunds.com/documents

Viking Mutual Funds | July 31, 2026 Page 10

Oklahoma Municipal Fund Class I / OKMIX	This annual shareholder report contains important information about the Oklahoma Municipal Fund. Period covered: August 1, 2025 through July 31, 2026
ANNUAL SHAREHOLDER REPORT Viking Mutual Funds July 31, 2026	You can find additional information about the Fund at www.integrityvikingfunds.com/documents or by calling us at (800) 276-1262.

What were the Fund costs for the past year?
 (Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$75	0.73%

How did the Fund perform last year?
•	For the 12 month period ended July 31, 2026, the Fund’s Class I shares returned 6.49%.
•	In comparison, the Bloomberg Municipal Bond Index (the Benchmark) returned 5.27% for the same period.

What affected the Fund’s performance?
•	Shorter-maturity municipal bonds declined in price, intermediate-maturity bonds were relatively stable, and longer-maturity bonds appreciated over the period.
•	The Fund’s longer duration relative to the benchmark contributed to its outperformance.
•	Exposure to lower-rated investment-grade bonds positively contributed to performance as credit spreads tightened during the period.

How did the Fund perform since inception?*

The chart below reflects a hypothetical $10,000 investment in the class of shares noted.

CUMULATIVE PERFORMANCE

November 1, 2017 through July 31, 2026

AVERAGE ANNUAL TOTAL RETURN (%)

For the Periods Ended July 31, 2026
	1 Year	5 Years	Inception^
Class I	6.49	-0.22	1.31
Bloomberg U.S. Muni Bond Index	5.27	0.51	2.15
^Inception Date of 11/1/2017

* The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

Viking Mutual Funds | July 31, 2026 Page 11

What are some key Fund statistics?

(as of July 31, 2026)

Total Net Assets (Millions)	$39
Number of Holdings	61
Net Advisory Fee Paid	$115K
Annual Portfolio Turnover	11%

   What did the Fund invest in?

    (as of July 31, 2026)

Sectors*	% Net Assets	Credit Rating Breakdown**	% Net Assets
Other Revenue	71.1	AAA	11.11
Housing	13.7	AA	22.85
Transportation	5.2	A	22.93
Cash Equivalents and Other	3.8	BBB	21.24
Utilities	2.1	NR	21.87
General Obligation	1.6
Education	1.3
Health Care	1.2

* All portfolio holdings are issued securities from the state of Oklahoma.

** The ratings agencies that provided the ratings are Standard & Poor’s and Moody’s. When ratings vary, the higher rating is used. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “NR” is used to classify securities for which a rating is not available. Ratings apply to the holdings in the Fund portfolio and not to the Fund or its shares. Ratings are subject to change.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website, including…

     • Prospectus      • Financial information      • Portfolio Holdings      • Proxy voting information      • Updated performance information

Website address: www.integrityvikingfunds.com/documents

Viking Mutual Funds | July 31, 2026 Page 12

Viking Tax-Free Fund for Montana Class A / VMTTX	This annual shareholder report contains important information about the Viking Tax-Free Fund for Montana. Period covered: August 1, 2025 through July 31, 2026
ANNUAL SHAREHOLDER REPORT Viking Mutual Funds July 31, 2026	You can find additional information about the Fund at www.integrityvikingfunds.com/documents or by calling us at (800) 276-1262.

What were the Fund costs for the past year?
 (Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$101	0.98%

How did the Fund perform last year?
•	For the 12 month period ended July 31, 2026, the Fund’s Class A shares returned 5.98%.
•	In comparison, the Bloomberg Municipal Bond Index (the Benchmark) returned 5.27% for the same period.

What affected the Fund’s performance?
•	Shorter-maturity municipal bonds declined in price, intermediate-maturity bonds were relatively stable, and longer-maturity bonds appreciated over the period.
•	The Fund’s overweight exposure to longer-maturity bonds relative to the benchmark contributed to its outperformance.
•	Exposure to lower-rated investment-grade bonds positively contributed to performance as credit spreads tightened during the period.

How did the Fund perform over the past 10 years?*

The chart below reflects a hypothetical $10,000 investment in the class of shares noted with and without sales charges.

CUMULATIVE PERFORMANCE

July 31, 2016 through July 31, 2026

AVERAGE ANNUAL TOTAL RETURN (%)

For the Periods Ended July 31, 2026
	1 Year	5 Years	10 Years
Class A without sales charge	5.98	-0.17	0.98
Class A with sales charge	3.27	-0.68	0.72
Bloomberg U.S. Muni Bond Index	5.27	0.51	1.95

* The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

Viking Mutual Funds | July 31, 2026 Page 13

What are some key Fund statistics?

(as of July 31, 2026)

Total Net Assets (Millions)	$50
Number of Holdings	75
Net Advisory Fee Paid	$168K
Annual Portfolio Turnover	5%

   What did the Fund invest in?

    (as of July 31, 2026)

Sectors*	% Net Assets	Credit Rating Breakdown**	% Net Assets
General Obligation	40.6	AA	67.25
Housing	21.4	A	23.19
Other Revenue	14.1	BBB	0.52
Health Care	11.3	NR	9.04
Education	6.2
Cash Equivalents and Other	5.4
Transportation	1.0

* All portfolio holdings are issued securities from the state of Montana.

** The ratings agencies that provided the ratings are Standard & Poor’s and Moody’s. When ratings vary, the higher rating is used. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “NR” is used to classify securities for which a rating is not available. Ratings apply to the holdings in the Fund portfolio and not to the Fund or its shares. Ratings are subject to change.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website, including…

     • Prospectus      • Financial information      • Portfolio Holdings      • Proxy voting information      • Updated performance information

Website address: www.integrityvikingfunds.com/documents

Viking Mutual Funds | July 31, 2026 Page 14

Viking Tax-Free Fund for Montana Class I / VMTIX	This annual shareholder report contains important information about the Viking Tax-Free Fund for Montana. Period covered: August 1, 2025 through July 31, 2026
ANNUAL SHAREHOLDER REPORT Viking Mutual Funds July 31, 2026	You can find additional information about the Fund at www.integrityvikingfunds.com/documents or by calling us at (800) 276-1262.

What were the Fund costs for the past year?
 (Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$75	0.73%

How did the Fund perform last year?
•	For the 12 month period ended July 31, 2026, the Fund’s Class I shares returned 6.24%.
•	In comparison, the Bloomberg Municipal Bond Index (the Benchmark) returned 5.27% for the same period.

What affected the Fund’s performance?
•	Shorter-maturity municipal bonds declined in price, intermediate-maturity bonds were relatively stable, and longer-maturity bonds appreciated over the period.
•	The Fund’s overweight exposure to longer-maturity bonds relative to the benchmark contributed to its outperformance.
•	Exposure to lower-rated investment-grade bonds positively contributed to performance as credit spreads tightened during the period.

How did the Fund perform since inception?*

The chart below reflects a hypothetical $10,000 investment in the class of shares noted.

CUMULATIVE PERFORMANCE

August 1, 2016 through July 31, 2026

AVERAGE ANNUAL TOTAL RETURN (%)

For the Periods Ended July 31, 2026
	1 Year	5 Years	Inception^
Class I	6.24	0.08	1.23
Bloomberg U.S. Muni Bond Index	5.27	0.51	1.95
^Inception Date of 8/1/2016

* The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

Viking Mutual Funds | July 31, 2026 Page 15

What are some key Fund statistics?

(as of July 31, 2026)

Total Net Assets (Millions)	$50
Number of Holdings	75
Net Advisory Fee Paid	$168K
Annual Portfolio Turnover	5%

   What did the Fund invest in?

    (as of July 31, 2026)

Sectors*	% Net Assets	Credit Rating Breakdown**	% Net Assets
General Obligation	40.6	AA	67.25
Housing	21.4	A	23.19
Other Revenue	14.1	BBB	0.52
Health Care	11.3	NR	9.04
Education	6.2
Cash Equivalents and Other	5.4
Transportation	1.0

* All portfolio holdings are issued securities from the state of Montana.

** The ratings agencies that provided the ratings are Standard & Poor’s and Moody’s. When ratings vary, the higher rating is used. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “NR” is used to classify securities for which a rating is not available. Ratings apply to the holdings in the Fund portfolio and not to the Fund or its shares. Ratings are subject to change.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website, including…

     • Prospectus      • Financial information      • Portfolio Holdings      • Proxy voting information      • Updated performance information

Website address: www.integrityvikingfunds.com/documents

Viking Mutual Funds | July 31, 2026 Page 16

Viking Tax-Free Fund for North Dakota Class A / VNDFX	This annual shareholder report contains important information about the Viking Tax-Free Fund for North Dakota. Period covered: August 1, 2025 through July 31, 2026
ANNUAL SHAREHOLDER REPORT Viking Mutual Funds July 31, 2026	You can find additional information about the Fund at www.integrityvikingfunds.com/documents or by calling us at (800) 276-1262.

What were the Fund costs for the past year?
 (Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$101	0.98%

How did the Fund perform last year?
•	For the 12 month period ended July 31, 2026, the Fund’s Class A shares returned 6.10%.
•	In comparison, the Bloomberg Municipal Bond Index (the Benchmark) returned 5.27% for the same period.

What affected the Fund’s performance?
•	Shorter-maturity municipal bonds declined in price, intermediate-maturity bonds were relatively stable, and longer-maturity bonds appreciated over the period.
•	The Fund’s overweight exposure to longer-maturity bonds relative to the benchmark contributed to its outperformance.
•	Exposure to lower-rated investment-grade bonds positively contributed to performance as credit spreads tightened during the period.

How did the Fund perform over the past 10 years?*

The chart below reflects a hypothetical $10,000 investment in the class of shares noted with and without sales charges.

CUMULATIVE PERFORMANCE

July 31, 2016 through July 31, 2026

AVERAGE ANNUAL TOTAL RETURN (%)

For the Periods Ended July 31, 2026
	1 Year	5 Years	10 Years
Class A without sales charge	6.10	-0.94	0.42
Class A with sales charge	3.42	-1.45	0.17
Bloomberg U.S. Muni Bond Index	5.27	0.51	1.95

* The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

Viking Mutual Funds | July 31, 2026 Page 17

What are some key Fund statistics?

(as of July 31, 2026)

Total Net Assets (Millions)	$19
Number of Holdings	35
Net Advisory Fee Paid	$28K
Annual Portfolio Turnover	5%

   What did the Fund invest in?

    (as of July 31, 2026)

Sectors*	% Net Assets	Credit Rating Breakdown**	% Net Assets
General Obligation	31.9	AAA	1.78
Utilities	15.5	AA	51.87
Housing	13.3	A	11.97
Health Care	10.4	BBB	0.78
Education	9.4	BB	6.81
Cash Equivalents and Other	9.2	NR	26.79
Other Revenue	9.0
Pre-Refunded	1.3

* All portfolio holdings are issued securities from the state of North Dakota.

** The ratings agencies that provided the ratings are Standard & Poor’s and Moody’s. When ratings vary, the higher rating is used. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “NR” is used to classify securities for which a rating is not available. Ratings apply to the holdings in the Fund portfolio and not to the Fund or its shares. Ratings are subject to change.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website, including…

     • Prospectus      • Financial information      • Portfolio Holdings      • Proxy voting information      • Updated performance information

Website address: www.integrityvikingfunds.com/documents

Viking Mutual Funds | July 31, 2026 Page 18

Viking Tax-Free Fund for North Dakota Class I / VNDIX	This annual shareholder report contains important information about the Viking Tax-Free Fund for North Dakota. Period covered: August 1, 2025 through July 31, 2026
ANNUAL SHAREHOLDER REPORT Viking Mutual Funds July 31, 2026	You can find additional information about the Fund at www.integrityvikingfunds.com/documents or by calling us at (800) 276-1262.

What were the Fund costs for the past year?
 (Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$75	0.73%

How did the Fund perform last year?
•	For the 12 month period ended July 31, 2026, the Fund’s Class I shares returned 6.37%.
•	In comparison, the Bloomberg Municipal Bond Index (the Benchmark) returned 5.27% for the same period.

What affected the Fund’s performance?
•	Shorter-maturity municipal bonds declined in price, intermediate-maturity bonds were relatively stable, and longer-maturity bonds appreciated over the period.
•	The Fund’s overweight exposure to longer-maturity bonds relative to the benchmark contributed to its outperformance.
•	Exposure to lower-rated investment-grade bonds positively contributed to performance as credit spreads tightened during the period.

How did the Fund perform since inception?*

The chart below reflects a hypothetical $10,000 investment in the class of shares noted.

CUMULATIVE PERFORMANCE

August 1, 2016 through July 31, 2026

AVERAGE ANNUAL TOTAL RETURN (%)

For the Periods Ended July 31, 2026
	1 Year	5 Years	Inception^
Class I	6.37	-0.69	0.68
Bloomberg U.S. Muni Bond Index	5.27	0.51	1.95
^Inception Date of 8/1/2016

* The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

Viking Mutual Funds | July 31, 2026 Page 19

What are some key Fund statistics?

(as of July 31, 2026)

Total Net Assets (Millions)	$19
Number of Holdings	35
Net Advisory Fee Paid	$28K
Annual Portfolio Turnover	5%

   What did the Fund invest in?

    (as of July 31, 2026)

Sectors*	% Net Assets	Credit Rating Breakdown**	% Net Assets
General Obligation	31.9	AAA	1.78
Utilities	15.5	AA	51.87
Housing	13.3	A	11.97
Health Care	10.4	BBB	0.78
Education	9.4	BB	6.81
Cash Equivalents and Other	9.2	NR	26.79
Other Revenue	9.0
Pre-Refunded	1.3

* All portfolio holdings are issued securities from the state of North Dakota.

** The ratings agencies that provided the ratings are Standard & Poor’s and Moody’s. When ratings vary, the higher rating is used. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “NR” is used to classify securities for which a rating is not available. Ratings apply to the holdings in the Fund portfolio and not to the Fund or its shares. Ratings are subject to change.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website, including…

     • Prospectus      • Financial information      • Portfolio Holdings      • Proxy voting information      • Updated performance information

Website address: www.integrityvikingfunds.com/documents

Viking Mutual Funds | July 31, 2026

Item 2. Code of Ethics

As of the end of the period covered by this report, Viking Mutual Funds (herein referred to as the “Registrant”) has adopted a code of ethics as defined in Item 2 of Form N-CSR that applies to the Registrant’s principal executive officer and principal financial officer (herein referred to as the “Code”). There were no amendments to the Code during the period covered by this report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code during the period of this report. The Code is available on the Registrant’s website at www.integrityvikingfunds.com. A copy of the Code is also available, without charge, upon request by calling 800-601-5593. The Code is filed herewith pursuant to Item 19(a)(1) as EX-99.CODE ETH.

Item 3. Audit Committee Financial Expert

The Board of Trustees has determined that Jerry Stai is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Stai is “independent” for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

(a)

Audit Fees: The aggregate fees billed for each of the last two fiscal years for professional services rendered by Cohen & Company, Ltd. (“Cohen”), the principal accountant for the audit of the Registrant’s annual financial statements, for services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $28,514 for the year ended July 31, 2026 and $41,043 for the year ended July 31, 2025.

(b)

Audit-Related Fees: The aggregate fees billed in each of the last two fiscal years for assurance and related services by Cohen that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item were $0 for the year ended July 31, 2026 and $0 for the year ended July 31, 2025.

(c)

Tax Fees: The aggregate fees billed in each of the last two fiscal years for professional services rendered by Cohen for tax compliance, tax advice, and tax planning were $18,270 for the year ended July 31, 2026 and $15,275 for the year ended July 31, 2025. Such services included review of excise distribution calculations (if applicable), preparation of the Trust’s federal, state, and excise tax returns, tax services related to mergers, and routine counseling.

(d)

All Other Fees: The aggregate fees billed in each of the last two fiscal years for products and services provided by Cohen, other than the services reported in paragraphs (a) through (c) of this Item: Other fees include: (1) An examination of management’s assertion of the operating effectiveness of the internal controls over the transfer agent and registrar functions of Integrity Fund Services, LLC, under Rule 17ad-12(a)(3) for 2025 fiscal year-end for a fee of $3,250, (2) Global Investment Performance Standards verification services for Viking Fund Management, LLC for the periods from January 1, 2020 to December 31, 2024 for a fee of $9,000, (3) An examination of management’s assertion of the operating effectiveness of the internal controls over the transfer agent and registrar functions of Integrity Fund Services, LLC, under Rule 17ad-12(a)(3) for 2026 fiscal year-end for a fee of $3,250, and (4) Global Investment Performance Standards verification services for Viking Fund Management, LLC for the periods from January 1, 2025 to December 31, 2025 for a fee of $8,000.

(e)	(1) Audit Committee Pre-Approval Policies and Procedures

The Registrant’s audit committee has adopted policies and procedures that require the audit committee to pre-approve all audit and non-audit services provided to the Registrant by the principal accountant.

(2) Percentage of services referred to in 4(b) through 4(d) that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X

100% of the services described in paragraphs (b) through (d) of Item 4 were pre-approved by the audit committee.

(f)	Not applicable. All services performed on the engagement to audit the Registrant’s financial statements for the most recent fiscal year-end were performed by Cohen’s full-time permanent employees.

(g)	Non-Audit Fees: None.

(h)

Principal Accountant’s Independence: The Registrant’s auditor did not provide any non-audit services to the Registrant’s investment adviser or any entity controlling, controlled by, or controlled with the Registrant’s investment adviser that provides ongoing services to the Registrant.

(i)	Not applicable.

(j)	Not applicable.

Viking Mutual Funds | July 31, 2026

Item 5. Audit Committee of Listed Registrants

The independent board members are acting as the Registrant’s Audit Committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c)(a)(58)(A)). The Audit Committee consists of the following Board members: Jerry M. Stai, R. James Maxson, and Wade A. Dokken.

Item 6. Investments

See Item 7.

Viking Mutual Funds | July 31, 2026

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of
Viking Mutual Funds

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Viking Mutual Funds comprising Kansas Municipal Fund, Nebraska Municipal Fund, Oklahoma Municipal Fund, Viking Tax-Free Fund for Montana, and Viking Tax-Free Fund for North Dakota (the “Funds”) as of July 31, 2026, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of July 31, 2026, the results of their operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2026, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies advised by Viking Fund Management since 2009.

/s/ COHEN & COMPANY, LTD.

COHEN & COMPANY, LTD.
Greenwood Village, Colorado
September 25, 2026

Viking Mutual Funds | July 31, 2026

Schedule of Investments – July 31, 2026

Kansas Municipal Fund

	Principal	Fair
	Amount	Value
MUNICIPAL BONDS (97.6%)^

Education (9.1%)
KANSAS DEVELOPMENT FINANCE AUTHORITY 4.000% 4/1/2045 CALLABLE @ 100.000 04/01/2032	1,000,000	$933,230
KANSAS DEVELOPMENT FINANCE AUTHORITY 4.000% 7/1/2036 CALLABLE @ 100.000 07/01/2031	2,000,000	1,980,260
WASHBURN UNIVERSITY/TOPEKA KS 5.000% 7/1/2038 CALLABLE @ 100.000 07/01/2035	275,000	296,241
WASHBURN UNIVERSITY/TOPEKA KS 5.000% 7/1/2040 CALLABLE @ 100.000 07/01/2035	325,000	347,084
WASHBURN UNIVERSITY/TOPEKA KS 5.000% 7/1/2042 CALLABLE @ 100.000 07/01/2035	335,000	354,319
		3,911,134
General Obligation (49.1%)
CITY OF BEL AIRE KS 4.000% 11/1/2036 CALLABLE @ 100.000 11/01/2031	285,000	289,506
CITY OF BELLE PLAINE KS 4.000% 9/1/2027 CALLABLE @ 100.000 09/01/2025	500,000	498,510
BUTLER COUNTY UNIFIED SCHOOL DISTRICT NO 205 5.250% 9/1/2042 CALLABLE @ 100.000 09/01/2032	1,520,000	1,624,515
BUTLER COUNTY UNIFIED SCHOOL DISTRICT NO 402 5.250% 9/1/2042 CALLABLE @ 100.000 09/01/2034	600,000	645,936
CHEROKEE COUNTY UNIFIED SCHOOL DISTRICT NO 404 5.000% 9/1/2046 CALLABLE @ 100.000 09/01/2035	500,000	513,625
COWLEY COUNTY UNIFIED SCHOOL DISTRICT NO 465 5.000% 9/1/2048 CALLABLE @ 100.000 09/01/2033	500,000	515,510
DOUGLAS COUNTY UNIFIED SCHOOL DISTRICT NO 348 5.000% 9/1/2044 CALLABLE @ 100.000 09/01/2031	400,000	411,420
DOUGLAS COUNTY UNIFIED SCHOOL DISTRICT NO 491 5.000% 9/1/2042 CALLABLE @ 100.000 09/01/2032	1,000,000	1,040,560
CITY OF EMPORIA KS 4.000% 9/1/2038 CALLABLE @ 100.000 09/01/2032	500,000	506,225
CITY OF GODDARD KS 4.000% 10/1/2045 CALLABLE @ 100.000 10/01/2032	365,000	334,366
GREELEY COUNTY UNIFIED SCHOOL DISTRICT NO 200 5.250% 9/1/2043 CALLABLE @ 100.000 09/01/2035	510,000	544,241
HARVEY COUNTY UNIFIED SCHOOL DISTRICT NO 373 5.000% 9/1/2046 CALLABLE @ 100.000 09/01/2035	500,000	521,535
HARVEY COUNTY UNIFIED SCHOOL DISTRICT NO 44 5.000% 9/1/2049 CALLABLE @ 100.000 09/01/2031	1,000,000	1,023,750
JEFFERSON COUNTY UNIFIED SCHOOL DISTRICT NO 343 5.500% 9/1/2038 CALLABLE @ 100.000 09/01/2030	265,000	279,435
JEFFERSON COUNTY UNIFIED SCHOOL DISTRICT NO 343 5.500% 9/1/2043 CALLABLE @ 100.000 09/01/2030	1,000,000	1,043,060
JEFFERSON COUNTY UNIFIED SCHOOL DISTRICT NO 343 5.500% 9/1/2048 CALLABLE @ 100.000 09/01/2030	1,000,000	1,036,000
JOHNSON & MIAMI COUNTIES UNIFIED SCHOOL NO 230 6.000% 9/1/2044 CALLABLE @ 100.000 09/01/2035	750,000	854,880
JOHNSON & MIAMI COUNTIES UNIFIED SCHOOL NO 230 6.000% 9/1/2045 CALLABLE @ 100.000 09/01/2035	700,000	792,127
JOHNSON COUNTY UNIFIED SCHOOL DISTRICT NO 231 5.000% 10/1/2042 CALLABLE @ 100.000 10/01/2034	1,000,000	1,064,600
MCPHERSON COUNTY UNIFIED SCHOOL DISTRICT NO 418 5.000% 9/1/2046 CALLABLE @ 100.000 09/01/2034	500,000	517,500
MIAMI COUNTY UNIFIED SCHOOL DISTRICT NO 367 5.250% 9/1/2042 CALLABLE @ 100.000 09/01/2034	425,000	453,624
MIAMI COUNTY UNIFIED SCHOOL DISTRICT NO 367 5.250% 9/1/2043 CALLABLE @ 100.000 09/01/2034	475,000	505,291
PRATT COUNTY UNIFIED SCHOOL DISTRICT NO 382 5.000% 9/1/2038 CALLABLE @ 100.000 09/01/2033	500,000	537,950

Viking Mutual Funds | July 31, 2026 Page 24

PRATT COUNTY UNIFIED SCHOOL DISTRICT NO 382 5.000% 9/1/2042 CALLABLE @ 100.000 09/01/2033	1,035,000	1,097,213
RAWLINS COUNTY UNIFIED SCHOOL DISTRICT NO 105 4.000% 9/1/2045 CALLABLE @ 100.000 09/01/2031	1,000,000	947,610
SEDGWICK COUNTY UNIFIED SCHOOL DISTRICT NO 262 4.500% 9/1/2044 CALLABLE @ 100.000 09/01/2031	650,000	659,510
SHAWNEE COUNTY UNIFIED SCHOOL DISTRICT NO 372 5.500% 9/1/2043 CALLABLE @ 100.000 09/01/2030	650,000	680,960
SHAWNEE COUNTY UNIFIED SCHOOL DISTRICT NO 372 5.500% 9/1/2048 CALLABLE @ 100.000 09/01/2030	780,000	802,222
CITY OF SOUTH HUTCHINSON KS 4.000% 10/1/2038 CALLABLE @ 100.000 10/01/2025	355,000	354,130
CITY OF WAMEGO KS 5.250% 9/1/2042 CALLABLE @ 100.000 09/01/2035	845,000	921,658
CITY OF WICHITA KS 4.750% 9/1/2027 CALLABLE @ 101.000 09/01/2017	180,000	179,377
		21,196,846
Health Care (3.4%)
ASHLAND PUBLIC BUILDING COMMISSION 5.000% 9/1/2030 CALLABLE @ 100.000 09/01/2023	1,020,000	1,002,946
ASHLAND PUBLIC BUILDING COMMISSION 5.000% 9/1/2035 CALLABLE @ 100.000 09/01/2023	500,000	487,885
		1,490,831
Housing (10.5%)
KANSAS DEVELOPMENT FINANCE AUTHORITY 4.700% 3/1/2043	2,000,000	2,038,060
KANSAS DEVELOPMENT FINANCE AUTHORITY 4.170% 11/1/2041 CALLABLE @ 100.000 09/01/2035	1,418,782	1,359,633
COUNTY OF SHAWNEE KS 4.700% 7/1/2044 CALLABLE @ 100.000 07/01/2033	670,000	670,864
COUNTY OF SHAWNEE KS 5.000% 7/1/2049 CALLABLE @ 100.000 07/01/2033	485,000	488,769
		4,557,326
Other Revenue (15.2%)
BLUE VALLEY RECREATION COMMISSION 5.000% 4/1/2045 CALLABLE @ 100.000 04/01/2035	1,000,000	1,072,310
BLUE VALLEY RECREATION COMMISSION 5.000% 4/1/2045 CALLABLE @ 100.000 04/01/2035	975,000	1,045,502
CITY OF GARDEN CITY KS 5.375% 6/1/2039 CALLABLE @ 100.000 06/01/2030	1,500,000	1,500,375
CITY OF MANHATTAN KS 5.000% 12/1/2032 CALLABLE @ 100.000 12/01/2020	1,000,000	978,520
CITY OF WICHITA KS 4.000% 9/1/2038 CALLABLE @ 100.000 09/01/2027	760,000	760,319
WYANDOTTE COUNTY KANSAS CITY UNIFIED GOVERNMENT 5.500% 3/1/2041 CALLABLE @ 100.000 03/01/2035	500,000	478,935
WYANDOTTE COUNTY KANSAS CITY UNIFIED GOVERNMENT 5.250% 3/1/2046 CALLABLE @ 100.000 03/01/2034	750,000	717,735
		6,553,696
Transportation (2.5%)
STATE OF KANSAS DEPARTMENT OF TRANSPORTATION 5.000% 9/1/2042 CALLABLE @ 100.000 09/01/2034	1,000,000	1,074,460
		1,074,460
Utilities (7.8%)
CHISHOLM CREEK UTILITY AUTHORITY 4.000% 9/1/2043 CALLABLE @ 100.000 09/01/2035	1,000,000	944,590
KANSAS POWER POOL 4.000% 12/1/2031 CALLABLE @ 100.000 12/01/2025	500,000	489,470
KANSAS POWER POOL 4.000% 12/1/2041 CALLABLE @ 100.000 12/01/2029	500,000	494,135
CITY OF WAMEGO KS ELECTRIC UTILITY SYSTEM 5.250% 9/1/2041 CALLABLE @ 100.000 09/01/2035	1,355,000	1,450,541
		3,378,736

TOTAL MUNICIPAL BONDS (COST: $42,135,753)		$42,163,029
OTHER ASSETS LESS LIABILITIES (2.4%)		$1,025,253
NET ASSETS (100.0%)		$43,188,282

^All portfolio securities are issued securities from the state of Kansas.

The accompanying notes are an integral part of these financial statements.

Viking Mutual Funds | July 31, 2026 Page 25

Schedule of Investments – July 31, 2026

Nebraska Municipal Fund

	Principal	Fair
	Amount	Value
MUNICIPAL BONDS (94.0%)^

Education (7.4%)
NEBRASKA STATE COLLEGES 5.000% 7/1/2048 CALLABLE @ 100.000 07/01/2033	1,000,000	$1,022,620
SOUTHEAST COMMUNITY COLLEGE AREA 5.000% 12/15/2048 CALLABLE @ 100.000 12/15/2031	1,000,000	1,021,420
		2,044,040
General Obligation (49.1%)
CITY OF BELLEVUE NE 4.000% 9/15/2049 CALLABLE @ 100.000 09/15/2029	1,000,000	864,720
COUNTY OF BUTLER NE 5.000% 12/1/2043 CALLABLE @ 100.000 12/01/2028	600,000	608,706
BROKEN BOW PUBLIC SCHOOLS 4.000% 12/15/2044 CALLABLE @ 100.000 03/18/2029	500,000	467,760
FREMONT SCHOOL DISTRICT NO 1 5.000% 12/15/2043 CALLABLE @ 100.000 12/15/2033	675,000	713,286
FREMONT SCHOOL DISTRICT NO 1 5.250% 12/15/2044 CALLABLE @ 100.000 12/15/2033	210,000	225,637
FREMONT SCHOOL DISTRICT NO 1 5.250% 12/15/2045 CALLABLE @ 100.000 12/15/2033	300,000	320,220
FREMONT SCHOOL DISTRICT NO 1 5.250% 12/15/2046 CALLABLE @ 100.000 12/15/2033	395,000	418,538
FREMONT SCHOOL DISTRICT NO 1 5.000% 12/15/2048 CALLABLE @ 100.000 12/15/2033	740,000	760,853
DOUGLAS COUNTY SANITARY & IMPROVEMENT DISTRICT 5.000% 11/15/2046 CALLABLE @ 100.000 05/15/2031	375,000	366,922
WESTSIDE COMMUNITY SCHOOLS 4.375% 12/1/2043 CALLABLE @ 100.000 12/01/2031	350,000	355,274
FILLMORE COUNTY SCHOOL DISTRICT NO 25 5.000% 6/15/2038 CALLABLE @ 100.000 06/15/2030	555,000	579,814
COUNTY OF HALL NE 4.000% 12/15/2044 CALLABLE @ 100.000 06/15/2029	800,000	747,472
CITY OF HARTINGTON NE 4.500% 12/15/2040 CALLABLE @ 100.000 06/15/2029	200,000	193,888
CITY OF HENDERSON NE 4.600% 12/15/2034 CALLABLE @ 100.000 12/15/2026	210,000	207,140
CITY OF HENDERSON NE 4.850% 12/15/2036 CALLABLE @ 100.000 12/15/2026	460,000	451,978
CITY OF HENDERSON NE 5.100% 12/15/2038 CALLABLE @ 100.000 12/15/2026	500,000	493,935
NANCE COUNTY SCHOOL DISTRICT NO 30 4.000% 12/15/2044 CALLABLE @ 100.000 06/15/2029	500,000	467,170
NANCE COUNTY SCHOOL DISTRICT NO 30 4.125% 12/15/2049 CALLABLE @ 100.000 06/15/2029	500,000	447,205
CITY OF NEBRASKA CITY NE 4.150% 7/15/2033 CALLABLE @ 100.000 07/15/2028	100,000	99,307
CITY OF NEBRASKA CITY NE 5.000% 7/15/2038 CALLABLE @ 100.000 07/15/2028	540,000	545,130
CITY OF NEBRASKA CITY NE 4.000% 1/15/2036 CALLABLE @ 100.000 02/22/2029	265,000	255,163
CITY OF NEBRASKA CITY NE 4.350% 1/15/2039 CALLABLE @ 100.000 02/22/2029	205,000	200,535
OTOE COUNTY SCHOOL DISTRICT NO 501 4.500% 12/15/2043 CALLABLE @ 100.000 11/01/2028	1,000,000	1,011,390
OTOE COUNTY SCHOOL DISTRICT NO 501 4.750% 12/15/2047 CALLABLE @ 100.000 11/01/2028	1,000,000	1,005,740
PAPILLION LA VISTA SCHOOL DISTRICT NO 27 5.000% 12/1/2042 CALLABLE @ 100.000 12/01/2035	500,000	541,295
PIERCE PUBLIC SCHOOLS DISTRICT NO 70 0002 5.000% 1/15/2029	150,000	156,396
PIERCE PUBLIC SCHOOLS DISTRICT NO 70 0002 5.000% 1/15/2030	200,000	211,426
CITY OF WAHOO NE 4.750% 12/15/2033 CALLABLE @ 100.000 08/15/2027	320,000	320,429
YORK COUNTY SCHOOL DISTRICT NO 96 4.000% 12/15/2044 CALLABLE @ 100.000 08/07/2029	625,000	589,175
		13,626,504
Housing (15.1%)
NEBRASKA INVESTMENT FINANCE AUTHORITY 4.500% 9/1/2044 CALLABLE @ 100.000 09/01/2033	2,000,000	1,955,300
NEBRASKA INVESTMENT FINANCE AUTHORITY 4.700% 9/1/2049 CALLABLE @ 100.000 09/01/2033	2,000,000	1,969,360
NEBRASKA INVESTMENT FINANCE AUTHORITY 4.550% 9/1/2044 CALLABLE @ 100.000 09/01/2033	250,000	250,078
		4,174,738

Viking Mutual Funds | July 31, 2026 Page 26

Other Revenue (8.7%)
#CITY OF FREMONT NE 5.000% 12/15/2029	490,000	521,924
#CITY OF MCCOOK NE 5.000% 9/1/2039 CALLABLE @ 100.000 09/01/2031	250,000	261,457
#CITY OF MCCOOK NE 5.000% 9/1/2040 CALLABLE @ 100.000 09/01/2031	500,000	521,535
CITY OF NORTH PLATTE NE 5.000% 12/15/2035 CALLABLE @ 100.000 06/15/2030	200,000	208,604
CITY OF OMAHA NE RIVERFRONT REDEVELOPMENT 4.000% 4/15/2049 CALLABLE @ 100.000 04/15/2034	1,000,000	908,290
		2,421,810

Utilities (13.7%)
CUSTER PUBLIC POWER DISTRICT 4.125% 6/1/2039 CALLABLE @ 100.000 06/01/2029	1,000,000	989,280
CITY OF DAVID CITY NE ELECTRIC UTILITY 4.400% 12/15/2029 CALLABLE @ 100.000 09/15/2026	135,000	135,236
CITY OF DAVID CITY NE ELECTRIC UTILITY 4.550% 12/15/2034 CALLABLE @ 100.000 09/15/2026	530,000	530,917
OMAHA PUBLIC POWER DISTRICT 5.000% 2/1/2031	1,000,000	1,083,810
OMAHA PUBLIC POWER DISTRICT 5.000% 2/1/2046 CALLABLE @ 100.000 02/01/2036	1,000,000	1,066,150
		3,805,393

TOTAL MUNICIPAL BONDS (COST: $26,373,567)		$26,072,485
OTHER ASSETS LESS LIABILITIES (6.0%)		$1,663,907
NET ASSETS (100.0%)		$27,736,392

^All portfolio securities are issued securities from the state of Nebraska.
#When-issued purchase as of July 31, 2026.

The accompanying notes are an integral part of these financial statements.

Viking Mutual Funds | July 31, 2026

Schedule of Investments – July 31, 2026

Oklahoma Municipal Fund

	Principal	Fair
	Amount	Value
MUNICIPAL BONDS (96.2%)^

Education (1.3%)
OKLAHOMA DEVELOPMENT FINANCE AUTHORITY 5.000% 06/01/2039	19,000	$18,381
UNIVERSITY OF OKLAHOMA/THE 4.000% 07/01/2040	500,000	500,070
		518,451
General Obligation (1.6%)
CITY OF BROKEN ARROW OK 4.000% 12/01/2038 CALLABLE @ 100.000 12/01/2028	610,000	610,464
		610,464
Health Care (1.2%)
OKLAHOMA COUNTY FINANCE AUTHORITY 4.000% 04/01/2041 CALLABLE @ 100.000 04/01/2031	250,000	246,795
OKLAHOMA DEVELOPMENT FINANCE AUTHORITY 4.000% 08/15/2038	250,000	232,872
		479,667
Housing (13.7%)
CLEVELAND COUNTY HOME LOAN AUTHORITY 4.600% 07/01/2049 CALLABLE @ 100.000 07/01/2034	500,000	484,440
CLEVELAND COUNTY HOME LOAN AUTHORITY 4.700% 07/01/2045 CALLABLE @ 100.000 01/01/2036	500,000	497,750
OKLAHOMA HOUSING FINANCE AGENCY 4.450% 09/01/2044 CALLABLE @ 100.000 09/01/2032	2,000,000	2,013,260
OKLAHOMA HOUSING FINANCE AGENCY 4.400% 09/01/2044 CALLABLE @ 100.000 03/01/2033	870,000	870,748
OKLAHOMA HOUSING FINANCE AGENCY 4.600% 09/01/2049 CALLABLE @ 100.000 03/01/2033	1,000,000	984,540
TULSA COUNTY HOME FINANCE AUTHORITY 4.550% 07/01/2049 CALLABLE @ 100.000 07/01/2034	500,000	484,370
		5,335,108
Other Revenue (71.1%)
BRYAN COUNTY SCHOOL FINANCE AUTHORITY 5.000% 12/01/2033	800,000	826,872
BRYAN COUNTY SCHOOL FINANCE AUTHORITY 4.125% 12/01/2037 CALLABLE @ 100.000 12/01/2033	1,000,000	969,220
CADDO COUNTY EDUCATIONAL FACILITIES AUTHORITY 5.000% 09/01/2033	645,000	676,334
CADDO COUNTY EDUCATIONAL FACILITIES AUTHORITY 5.000% 09/01/2034	735,000	772,470
CADDO COUNTY GOVERNMENTAL BUILDING AUTHORITY 5.000% 09/01/2040 CALLABLE @ 100.000 09/01/2028	1,010,000	1,025,200
CHOUTEAU EDUCATIONAL FACILITIES AUTHORITY 4.000% 09/01/2032	350,000	348,068
CHOUTEAU EDUCATIONAL FACILITIES AUTHORITY 4.000% 09/01/2034	240,000	234,516
CREEK COUNTY EDUCATIONAL FACILITIES AUTHORITY 4.125% 09/01/2048 CALLABLE @ 100.000 09/01/2034	500,000	463,110
CREEK COUNTY PUBLIC FACILITIES AUTHORITY 5.000% 08/01/2048 CALLABLE @ 100.000 08/01/2032	1,750,000	1,758,085
DELAWARE COUNTY EDUCATIONAL FACILITIES AUTHORITY 4.250% 09/01/2033	150,000	149,184
DELAWARE COUNTY EDUCATIONAL FACILITIES AUTHORITY 4.375% 09/01/2034	125,000	124,889
DELAWARE COUNTY EDUCATIONAL FACILITIES AUTHORITY 4.625% 09/01/2036 CALLABLE @ 100.000 09/01/2035	200,000	200,824
ELLIS COUNTY EDUCATIONAL FACILITIES AUTHORITY 5.000% 09/01/2040 CALLABLE @ 100.000 09/01/2035	715,000	749,256
ELLIS COUNTY EDUCATIONAL FACILITIES AUTHORITY 5.000% 09/01/2045 CALLABLE @ 100.000 09/01/2035	250,000	257,357
GRADY COUNTY SCHOOL FINANCE AUTHORITY 5.125% 12/01/2039 CALLABLE @ 100.000 12/01/2035	500,000	532,455
GRADY COUNTY SCHOOL FINANCE AUTHORITY 5.125% 12/01/2040 CALLABLE @ 100.000 12/01/2035	500,000	529,825
HOBART EDUCATIONAL FACILITIES AUTHORITY 5.000% 09/01/2026	635,000	635,667
HOBART EDUCATIONAL FACILITIES AUTHORITY 4.500% 09/01/2027	340,000	342,778
HOBART EDUCATIONAL FACILITIES AUTHORITY 4.500% 09/01/2028	365,000	369,336

Viking Mutual Funds | July 31, 2026

JACKSON COUNTY EDUCATIONAL FACILITIES AUTHORITY 4.250% 09/01/2031	320,000	312,538
KIOWA COUNTY PUBLIC FACILITIES AUTHORITY 4.500% 12/01/2033	1,130,000	1,168,183
KIOWA COUNTY PUBLIC FACILITIES AUTHORITY 5.000% 12/01/2038 CALLABLE @ 100.000 12/01/2033	1,000,000	1,030,480
KIOWA COUNTY PUBLIC FACILITIES AUTHORITY 5.125% 12/01/2043 CALLABLE @ 100.000 12/01/2033	1,000,000	1,036,910
LEFLORE COUNTY PUBLIC FACILITY AUTHORITY 4.250% 09/01/2033	525,000	513,996
LEFLORE COUNTY PUBLIC FACILITY AUTHORITY 4.500% 09/01/2036 CALLABLE @ 100.000 09/01/2034	690,000	676,897
# LEFLORE COUNTY PUBLIC FACILITY AUTHORITY 5.000% 09/01/2038 CALLABLE @ 100.000 09/01/2036	250,000	247,310
LOVE COUNTY EDUCATIONAL FACILITIES AUTHORITY 4.750% 09/01/2037 CALLABLE @ 100.000 09/01/2034	250,000	245,168
MARSHALL COUNTY EDUCATIONAL FACILITIES AUTHORITY 5.000% 09/01/2044 CALLABLE @ 100.000 09/01/2035	500,000	512,600
MCINTOSH COUNTY EDUCATIONAL FACILITIES AUTHORITY 5.000% 09/01/2036 CALLABLE @ 100.000 09/01/2035	400,000	424,608
MURRAY COUNTY EDUCATIONAL FACILITIES AUTHORITY 4.750% 09/01/2043 CALLABLE @ 100.000 09/01/2035	600,000	589,854
OKLAHOMA CITY PUBLIC PROPERTY AUTHORITY 5.000% 10/01/2036	230,000	223,436
OKLAHOMA CITY PUBLIC PROPERTY AUTHORITY 5.000% 10/01/2039	835,000	824,228
OKLAHOMA COUNTY FINANCE AUTHORITY 5.000% 04/01/2041 CALLABLE @ 09/01/2028	200,000	204,964
OKLAHOMA DEVELOPMENT FINANCE AUTHORITY 5.000% 12/01/2043 CALLABLE @ 100.000 12/01/2033	1,630,000	1,694,059
PAYNE COUNTY ECONOMIC DEVELOPMENT AUTHORITY 4.250% 09/01/2034	500,000	484,415
PONTOTOC COUNTY EDUCATIONAL FACILITIES AUTHORITY 4.000% 09/01/2034 CALLABLE @ 100.000 09/01/2031	625,000	622,087
PONTOTOC COUNTY EDUCATIONAL FACILITIES AUTHORITY 4.000% 09/01/2040 CALLABLE @ 100.000 09/01/2031	1,000,000	940,650
PONTOTOC COUNTY EDUCATIONAL FACILITIES AUTHORITY 4.000% 09/01/2042 CALLABLE @ 100.000 09/01/2034	1,000,000	970,470
ROGERS COUNTY EDUCATIONAL FACILITIES AUTHORITY 4.125% 09/01/2036 CALLABLE @ 100.000 09/01/2029	750,000	720,983
ROGERS COUNTY EDUCATIONAL FACILITIES AUTHORITY 4.250% 09/01/2038 CALLABLE @ 100.000 09/01/2029	1,000,000	978,890
ROGERS COUNTY EDUCATIONAL FACILITIES AUTHORITY 5.000% 09/01/2027	315,000	319,703
STEPHENS COUNTY EDUCATIONAL FACILITIES AUTHORITY 5.000% 09/01/2027	400,000	407,632
STEPHENS COUNTY EDUCATIONAL FACILITIES AUTHORITY 4.000% 09/01/2032	665,000	654,799
TULSA STADIUM TRUST 4.000% 12/01/2038 CALLABLE @ 100.000 12/01/2033	500,000	474,680
WASHINGTON COUNTY EDUCATIONAL FACILITIES AUTHORITY 5.000% 09/01/2031	445,000	466,115
		27,711,101
Transportation (5.2%)
OKLAHOMA TURNPIKE AUTHORITY 5.250% 01/01/2048 CALLABLE @ 100.000 01/01/2032	500,000	522,875
TULSA AIRPORTS IMPROVEMENT TRUST 4.000% 06/01/2035 CALLABLE @ 100.000 06/01/2028	1,355,000	1,347,764
TULSA AIRPORTS IMPROVEMENT TRUST 4.000% 06/01/2036 CALLABLE @ 100.000 06/01/2028	145,000	141,703
		2,012,342
Utilities (2.1%)
CLINTON PUBLIC WORKS AUTHORITY 4.000% 12/01/2039	500,000	500,205
OKLAHOMA WATER RESOURCES BOARD 5.000% 10/01/2045 CALLABLE @ 100.000 10/01/2032	280,000	291,625
		791,830

TOTAL MUNICIPAL BONDS (COST: $37,506,277)		$37,458,963
OTHER ASSETS LESS LIABILITIES (3.8%)		$1,490,867
NET ASSETS (100.0%)		$38,949,830

^All portfolio securities are issued securities from the state of Oklahoma.
#When-issued purchase as of July 31, 2026.

The accompanying notes are an integral part of these financial statements.

Viking Mutual Funds | July 31, 2026

Schedule of Investments – July 31, 2026

Viking Tax-Free Fund for Montana

	Principal	Fair
	Amount	Value
MUNICIPAL BONDS (94.6%)^

Education (6.2%)
MONTANA STATE BOARD OF REGENTS 4.000% 11/15/2041 CALLABLE @ 100.000 11/15/2031	400,000	$393,608
MONTANA STATE BOARD OF REGENTS 5.000% 11/15/2042 CALLABLE @ 100.000 05/15/2035	1,520,000	1,640,916
MONTANA STATE BOARD OF REGENTS 5.000% 11/15/2045 CALLABLE @ 100.000 05/15/2035	500,000	530,275
MONTANA STATE BOARD OF REGENTS 5.000% 11/15/2050 CALLABLE @ 100.000 05/15/2035	500,000	525,035
		3,089,834
General Obligation (40.6%)
CITY OF BELGRADE MT 5.000% 07/01/2034 CALLABLE @ 100.000 07/01/2032	355,000	388,764
CITY OF BOZEMAN MT 4.000% 07/01/2028	540,000	538,682
FERGUS COUNTY HIGH SCHOOL DISTRICT NO 44 MOORE 5.000% 07/01/2039 CALLABLE @ 100.000 01/01/2033	540,000	565,520
FERGUS COUNTY HIGH SCHOOL DISTRICT NO 44 MOORE 5.000% 07/01/2040 CALLABLE @ 100.000 01/01/2033	560,000	584,170
FLATHEAD COUNTY SCHOOL DISTRICT NO 44 WHITEFISH 5.250% 07/01/2043 CALLABLE @ 100.000 07/01/2035	540,000	592,553
FLATHEAD COUNTY SCHOOL DISTRICT NO 44 WHITEFISH 5.250% 07/01/2045 CALLABLE @ 100.000 07/01/2035	1,045,000	1,126,385
COUNTY OF GALLATIN MT 5.000% 07/01/2039 CALLABLE @ 100.000 07/01/2033	915,000	958,966
GALLATIN COUNTY SCHOOL DISTRICT NO 72 OPHIR 4.000% 07/01/2037 CALLABLE @ 100.000 07/01/2030	800,000	811,224
CITY OF HELENA MT 4.000% 07/01/2042 CALLABLE @ 100.000 07/01/2035	450,000	465,813
JUDITH BASIN COUNTY K 12 SCHOOL DISTRICT NO 12 STANFORD 5.000% 07/01/2037 CALLABLE @ 100.000 07/01/2033	235,000	253,309
JUDITH BASIN COUNTY K 12 SCHOOL DISTRICT NO 12 STANFORD 5.000% 07/01/2038 CALLABLE @ 100.000 07/01/2033	160,000	171,549
JUDITH BASIN COUNTY K 12 SCHOOL DISTRICT NO 12 STANFORD 5.000% 07/01/2041 CALLABLE @ 100.000 07/01/2033	465,000	493,002
JUDITH BASIN COUNTY K 12 SCHOOL DISTRICT NO 12 STANFORD 5.000% 07/01/2043 CALLABLE @ 100.000 07/01/2033	300,000	316,212
JUDITH BASIN COUNTY K 12 SCHOOL DISTRICT NO 12 STANFORD 5.250% 07/01/2048 CALLABLE @ 100.000 07/01/2033	450,000	469,485
LAKE COUNTY ELEMENTARY SCHOOL DISTRICT NO 23 POLSON 5.000% 07/01/2043 CALLABLE @ 100.000 07/01/2033	510,000	535,367
LAKE COUNTY ELEMENTARY SCHOOL DISTRICT NO 23 POLSON 5.250% 07/01/2042 CALLABLE @ 100.000 07/01/2033	320,000	343,616
LAKE COUNTY ELEMENTARY SCHOOL DISTRICT NO 23 POLSON 5.250% 07/01/2043 CALLABLE @ 100.000 07/01/2033	350,000	374,357
LAKE COUNTY ELEMENTARY SCHOOL DISTRICT NO 23 POLSON 5.250% 07/01/2044 CALLABLE @ 100.000 07/01/2033	360,000	383,285
LAKE COUNTY HIGH SCHOOL DISTRICT NO 23 POLSON 5.000% 07/01/2042 CALLABLE @ 100.000 07/01/2033	400,000	422,296
LAKE COUNTY HIGH SCHOOL DISTRICT NO 23 POLSON 5.000% 07/01/2043 CALLABLE @ 100.000 07/01/2033	635,000	668,534
LAKE COUNTY HIGH SCHOOL DISTRICT NO 23 POLSON 5.250% 07/01/2042 CALLABLE @ 100.000 07/01/2033	250,000	268,450
LAKE COUNTY HIGH SCHOOL DISTRICT NO 23 POLSON 5.250% 07/01/2043 CALLABLE @ 100.000 07/01/2033	250,000	267,398
LAKE COUNTY HIGH SCHOOL DISTRICT NO 23 POLSON 5.250% 07/01/2044 CALLABLE @ 100.000 07/01/2033	420,000	447,166
LAKE MISSOULA & SANDERS COUNTIES ELEMENTARY SCHOOL DISTRICT NO JT & 8 5.000% 07/01/2043 CALLABLE @ 100.000 01/01/2033	1,215,000	1,289,115
COUNTY OF MADISON MT 5.000% 07/01/2043 CALLABLE @ 100.000 07/01/2035	250,000	267,920

Viking Mutual Funds | July 31, 2026

CITY OF MILES CITY MT 5.000% 07/01/2042 CALLABLE @ 100.000 07/01/2034	395,000	417,807
CITY OF MILES CITY MT 5.000% 07/01/2044 CALLABLE @ 100.000 07/01/2034	300,000	314,292
HELLGATE SCHOOL DISTRICT NO 4 5.000% 06/15/2029 CALLABLE @ 100.000 06/15/2027	500,000	510,720
HELLGATE SCHOOL DISTRICT NO 4 5.000% 06/15/2030 CALLABLE @ 100.000 06/15/2027	500,000	509,825
COUNTY OF RAVALLI MT 4.250% 07/01/2030	525,000	522,779
RAVALLI & MISSOULA COUNTIES JOINT SCHOOL DISTRICT NO 15 6 4.000% 07/01/2038 CALLABLE @ 100.000 07/01/2029	250,000	247,377
RAVALLI & MISSOULA COUNTIES JOINT SCHOOL DISTRICT NO 15 6 4.000% 07/01/2039 CALLABLE @ 100.000 07/01/2029	250,000	244,493
SILVER BOW COUNTY SCHOOL DISTRICT NO 1 4.000% 07/01/2038 CALLABLE @ 100.000 07/01/2029	1,960,000	1,960,921
VALLEY COUNTY K 12 SCHOOL DISTRICT NO 1 A GLASGOW/MT 4.250% 07/01/2031	450,000	447,808
YELLOWSTONE AND CARBON COUNTIES SCHOOL DISTRICT NO 7 70 LAUREL 5.000% 07/01/2042 CALLABLE @ 100.000 07/01/2033	1,395,000	1,488,353
YELLOWSTONE AND CARBON COUNTIES SCHOOL DISTRICT NO 7 70 LAUREL 5.000% 07/01/2043 CALLABLE @ 100.000 07/01/2033	600,000	635,388
		20,302,901
Health Care (11.3%)
MONTANA FACILITY FINANCE AUTHORITY 5.000% 07/01/2032 CALLABLE @ 100.000 07/01/2028	1,000,000	1,016,560
MONTANA FACILITY FINANCE AUTHORITY 5.000% 07/01/2033 CALLABLE @ 100.000 07/01/2028	1,000,000	1,019,500
MONTANA FACILITY FINANCE AUTHORITY 5.000% 08/15/2048 CALLABLE @ 100.000 08/15/2028	1,000,000	1,002,250
MONTANA FACILITY FINANCE AUTHORITY 4.000% 01/01/2037 CALLABLE @ 100.000 01/01/2030	200,000	200,490
MONTANA FACILITY FINANCE AUTHORITY 4.000% 01/01/2038 CALLABLE @ 100.000 01/01/2030	1,500,000	1,482,645
MONTANA FACILITY FINANCE AUTHORITY 5.000% 06/01/2029	915,000	908,229
		5,629,674
Housing (21.4%)
MONTANA BOARD OF HOUSING 5.100% 12/01/2045 CALLABLE @ 100.000 12/01/2033	750,000	775,260
MONTANA BOARD OF HOUSING 4.450% 12/01/2038 CALLABLE @ 100.000 12/01/2032	1,385,000	1,415,055
MONTANA BOARD OF HOUSING 4.800% 12/01/2043 CALLABLE @ 100.000 12/01/2032	1,320,000	1,352,525
MONTANA BOARD OF HOUSING 4.375% 12/01/2038 CALLABLE @ 100.000 12/01/2032	405,000	408,949
MONTANA BOARD OF HOUSING 4.600% 12/01/2043 CALLABLE @ 100.000 12/01/2032	1,000,000	991,720
MONTANA BOARD OF HOUSING 4.850% 12/01/2048 CALLABLE @ 100.000 12/01/2032	500,000	495,490
MONTANA BOARD OF HOUSING 3.950% 12/01/2039 CALLABLE @ 100.000 06/01/2033	1,000,000	1,000,340
MONTANA BOARD OF HOUSING 4.450% 12/01/2044 CALLABLE @ 100.000 06/01/2033	995,000	996,293
MONTANA BOARD OF HOUSING 3.900% 12/01/2039 CALLABLE @ 100.000 06/01/2033	490,000	479,318
MONTANA BOARD OF HOUSING 4.300% 12/01/2044 CALLABLE @ 100.000 06/01/2033	790,000	781,381
MONTANA BOARD OF HOUSING 4.400% 12/01/2049 CALLABLE @ 100.000 06/01/2033	1,625,000	1,578,639
MONTANA BOARD OF HOUSING 3.800% 12/01/2038 CALLABLE @ 100.000 06/01/2028	455,000	448,930
		10,723,900
Other Revenue (14.1%)
CITY OF BILLINGS MT 5.000% 07/01/2038 CALLABLE @ 100.000 07/01/2033	700,000	730,611
CITY OF BILLINGS MT 5.000% 07/01/2039 CALLABLE @ 100.000 07/01/2033	300,000	314,598
CITY OF BILLINGS MT 4.000% 07/01/2043 CALLABLE @ 100.000 07/01/2033	275,000	261,195
GALLATIN COUNTY RURAL IMPROVEMENT DISTRICT 6.000% 07/01/2030	820,000	808,241
COUNTY OF GALLATIN MT RURAL IMPROVEMENT DISTRICT NO 396 4.800% 06/30/2041 CALLABLE @ 100.000 06/30/2035	1,160,000	1,191,796
COUNTY OF GALLATIN MT RURAL IMPROVEMENT DISTRICT NO 396 4.850% 06/30/2042 CALLABLE @ 100.000 06/30/2035	580,000	599,204
COUNTY OF GALLATIN MT RURAL IMPROVEMENT DISTRICT NO 396 4.950% 06/30/2043 CALLABLE @ 100.000 06/30/2035	505,000	522,867
COUNTY OF GALLATIN MT RURAL IMPROVEMENT DISTRICT NO 396 5.000% 06/30/2044 CALLABLE @ 100.000 06/30/2035	265,000	273,978
COUNTY OF GALLATIN MT RURAL IMPROVEMENT DISTRICT NO 396 5.050% 06/30/2045 CALLABLE @ 100.000 06/30/2035	225,000	231,610
COUNTY OF GALLATIN MT RURAL IMPROVEMENT DISTRICT NO 396 5.100% 06/30/2047 CALLABLE @ 100.000 06/30/2035	510,000	519,057

Viking Mutual Funds | July 31, 2026

CITY OF KALISPELL MT 5.000% 07/01/2033 CALLABLE @ 100.000 07/01/2028	500,000	514,595
CITY OF LIVINGSTON MT 4.000% 07/01/2034 CALLABLE @ 100.000 01/01/2029	525,000	522,186
MADISON COUNTY RURAL IMPROVEMENT DISTRICT 6.000% 07/01/2030	460,000	453,404
CITY OF MISSOULA MT 4.750% 07/01/2027	15,000	14,989
CITY OF MISSOULA MT 6.000% 07/01/2030	80,000	78,855
		7,037,186
Transportation (1.0%)
MISSOULA PARKING COMMISSION 4.000% 10/01/2026	340,000	339,725
MISSOULA SPECIAL IMPROVEMENT DISTRICTS/MT 5.400% 07/01/2029	150,000	149,387
		489,112

TOTAL MUNICIPAL BONDS (COST: $47,309,454)		$47,272,607
OTHER ASSETS LESS LIABILITIES (5.4%)		$2,713,127
NET ASSETS (100.0%)		$49,985,734

^All portfolio securities are issued securities from the state of Montana.

The accompanying notes are an integral part of these financial statements.

Viking Mutual Funds | July 31, 2026

Schedule of Investments – July 31, 2026

Viking Tax-Free Fund for North Dakota

	Principal	Fair
	Amount	Value
MUNICIPAL BONDS (90.8%)^

Education (9.4%)
STATE BOARD OF HIGHER EDUCATION OF THE STATE OF NORTH DAKOTA 4.000% 04/01/2035 CALLABLE @ 100.000 04/01/2026	530,000	$504,279
STATE BOARD OF HIGHER EDUCATION OF THE STATE OF NORTH DAKOTA 5.000% 05/01/2049 CALLABLE @ 100.000 05/01/2033	750,000	760,230
UND ALUMNI ASSOCIATION & FOUNDATION 5.000% 05/01/2049 CALLABLE @ 100.000 05/01/2034	500,000	508,960
		1,773,469
General Obligation (31.9%)
FAIRMONT PUBLIC SCHOOL DISTRICT NO 18 4.250% 08/01/2043 CALLABLE @ 100.000 08/01/2031	260,000	258,437
CITY OF FARGO ND 5.000% 05/01/2045 CALLABLE @ 100.000 05/01/2033	500,000	523,560
FARGO PARK DISTRICT 5.000% 05/01/2036 CALLABLE @ 100.000 05/01/2031	750,000	801,247
CITY OF GRAND FORKS ND 5.000% 12/01/2036 CALLABLE @ 100.000 12/01/2033	750,000	818,445
CITY OF HORACE ND 5.000% 05/01/2039 CALLABLE @ 100.000 05/01/2033	650,000	669,065
CITY OF HORACE ND 4.750% 05/01/2044 CALLABLE @ 100.000 05/01/2033	500,000	481,935
CITY OF MAYVILLE ND 5.000% 05/01/2044 CALLABLE @ 100.000 05/01/2031	500,000	502,475
VALLEY CITY PARK DISTRICT 4.800% 01/01/2035 CALLABLE @ 100.000 01/01/2030	145,000	148,505
VALLEY CITY PARK DISTRICT 5.400% 01/01/2043 CALLABLE @ 100.000 01/01/2030	200,000	205,346
WAHPETON PUBLIC SCHOOL DISTRICT NO 37 4.000% 08/01/2040 CALLABLE @ 100.000 08/01/2031	250,000	247,352
WAHPETON PUBLIC SCHOOL DISTRICT NO 37 4.000% 08/01/2043 CALLABLE @ 100.000 08/01/2031	285,000	280,500
CITY OF WEST FARGO ND 4.000% 05/01/2047 CALLABLE @ 100.000 05/01/2034	880,000	802,657
WEST FARGO PUBLIC SCHOOL DISTRICT NO 6 5.000% 08/01/2026	300,000	300,000
		6,039,524
Health Care (10.4%)
COUNTY OF CASS ND 4.250% 02/15/2043 CALLABLE @ 100.000 02/15/2028	1,290,000	1,231,963
CITY OF GRAND FORKS ND 5.000% 12/01/2037 CALLABLE @ 100.000 12/01/2027	130,000	130,919
CITY OF GRAND FORKS ND 4.750% 12/01/2027 CALLABLE @ 100.000 12/01/2026	350,000	349,097
CITY OF GRAND FORKS ND 5.000% 12/01/2036 CALLABLE @ 100.000 12/01/2026	255,000	251,874
		1,963,853
Pre-Refunded (1.3%)
KILLDEER PUBLIC SCHOOL DISTRICT NO 16 5.000% 08/01/2027	250,000	255,835
		255,835
Housing (13.3%)
NORTH DAKOTA HOUSING FINANCE AGENCY 4.650% 07/01/2038 CALLABLE @ 100.000 01/01/2033	1,000,000	1,023,990
NORTH DAKOTA HOUSING FINANCE AGENCY 4.550% 07/01/2044 CALLABLE @ 100.000 07/01/2033	500,000	500,355
NORTH DAKOTA HOUSING FINANCE AGENCY 4.650% 07/01/2044 CALLABLE @ 100.000 07/01/2033	1,000,000	996,680
		2,521,025
Other Revenue (9.0%)
CITY OF FARGO ND 4.000% 12/01/2044 CALLABLE @ 100.000 12/01/2034	300,000	285,954
MANDAN PARK DISTRICT 4.625% 05/01/2040 CALLABLE @ 100.000 05/01/2030	280,000	276,679
MANDAN PARK DISTRICT 4.750% 05/01/2043 CALLABLE @ 100.000 05/01/2030	165,000	165,071
NORTH DAKOTA PUBLIC FINANCE AUTHORITY 5.000% 06/01/2031	240,000	235,495
WILLISTON PARKS & RECREATION DISTRICT 4.500% 12/01/2045 CALLABLE @ 100.000 12/01/2034	750,000	748,650
		1,711,849

Viking Mutual Funds | July 31, 2026

Utilities (15.5%)
CASS RURAL WATER USERS DISTRICT 4.150% 05/01/2039 CALLABLE @ 100.000 05/01/2031	500,000	458,140
CASS RURAL WATER USERS DISTRICT 4.400% 05/01/2038 CALLABLE @ 100.000 05/01/2031	150,000	147,621
CASS RURAL WATER USERS DISTRICT 4.625% 05/01/2040 CALLABLE @ 100.000 05/01/2031	835,000	836,086
CASS RURAL WATER USERS DISTRICT 4.170% 05/01/2035 CALLABLE @ 100.000 05/01/2030	815,000	818,390
CASS RURAL WATER USERS DISTRICT 4.375% 05/01/2038 CALLABLE @ 100.000 05/01/2030	365,000	365,099
NORTH DAKOTA PUBLIC FINANCE AUTHORITY 5.000% 10/01/2043 CALLABLE @ 100.000 10/01/2034	280,000	300,871
		2,926,207

TOTAL MUNICIPAL BONDS (COST: $17,315,437)		$17,191,762
OTHER ASSETS LESS LIABILITIES (9.2%)		$1,734,339
NET ASSETS (100.0%)		$18,926,101

^All portfolio securities are issued securities from the state of North Dakota.

The accompanying notes are an integral part of these financial statements.

Viking Mutual Funds | July 31, 2026

Statements of Assets and Liabilities – as of July 31, 2026

	Kansas	Nebraska
	Municipal	Municipal
	Fund	Fund
ASSETS
Investments in securities, at cost	$42,135,753	$26,373,567

Investments in securities, at value	$42,163,029	$26,072,485
Cash and cash equivalents	534,846	2,869,743
Receivable for Fund shares sold	59	-
Accrued interest receivable	666,004	219,597
Receivable from affiliate	6,614	6,269
Total assets	$43,370,552	$29,168,094

LIABILITIES
Payable for securities purchased	$-	$1,308,821
Payable for Fund shares redeemed	99,700	73,504
Distributions payable	15,680	8,264
Trustees’ fees payable	2,453	1,509
Payable to affiliates	40,311	27,452
Accrued expenses	24,126	12,152
Total liabilities	$182,270	$1,431,702

NET ASSETS	$43,188,282	$27,736,392

NET ASSETS ARE REPRESENTED BY:
Capital stock outstanding, no par value, unlimited shares authorized	$50,651,016	$33,577,895
Distributable earnings (accumulated losses)	(7,462,734)	(5,841,503)

NET ASSETS	$43,188,282	$27,736,392

Net Assets - Class A	$36,753,241	$22,549,231
Net Assets - Class I	$6,435,041	$5,187,161
Shares outstanding - Class A	3,880,795	2,477,916
Shares outstanding - Class I	679,120	570,098
Net asset value per share - Class A*	$9.47	$9.10
Maximum sales charge - Class A	2.50%	2.50%
Public offering price per share - Class A	$9.71	$9.33
Net asset value per share - Class I	$9.48	$9.10

* Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.

Viking Mutual Funds | July 31, 2026

Statements of Assets and Liabilities (continued) – as of July 31, 2026

	Oklahoma
	Municipal	Tax-Free	Tax-Free
	Fund	Fund For MT	Fund For ND
ASSETS
Investments in securities, at cost	$37,506,277	$47,309,454	$17,315,437

Investments in securities, at value	$37,458,963	$47,272,607	$17,191,762
Cash and cash equivalents	1,291,691	2,554,804	1,453,266
Receivable for Fund shares sold	-	-	125,000
Accrued interest receivable	540,314	270,253	194,642
Receivable from affiliate	6,523	7,892	5,514
Total assets	$39,297,491	$50,105,556	$18,970,184

LIABILITIES
Payable for securities purchased	$247,758	$-	$-
Payable for Fund shares redeemed	35,667	31,148	8,589
Distributions payable	10,136	24,663	6,441
Trustees’ fees payable	1,920	2,894	1,112
Payable to affiliates	37,147	45,501	19,510
Accrued expenses	15,033	15,616	8,431
Total liabilities	$347,661	$119,822	$44,083

NET ASSETS	$38,949,830	$49,985,734	$18,926,101

NET ASSETS ARE REPRESENTED BY:
Capital stock outstanding, no par value, unlimited shares authorized	$46,031,866	$59,670,078	$23,410,284
Distributable earnings (accumulated losses)	(7,082,036)	(9,684,344)	(4,484,183)

NET ASSETS	$38,949,830	$49,985,734	$18,926,101

Net Assets - Class A	$35,032,617	$38,210,943	$14,348,530
Net Assets - Class I	$3,917,213	$11,774,791	$4,577,571
Shares outstanding - Class A	3,358,841	4,232,031	1,645,462
Shares outstanding - Class I	375,298	1,304,180	524,823
Net asset value per share - Class A*	$10.43	$9.03	$8.72
Maximum sales charge - Class A	2.50%	2.50%	2.50%
Public offering price per share - Class A	$10.70	$9.26	$8.94
Net asset value per share - Class I	$10.44	$9.03	$8.72

* Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.

Viking Mutual Funds | July 31, 2026

Statements of Operations – for the year ended July 31, 2026

	Kansas	Nebraska
	Municipal	Municipal
	Fund	Fund
INVESTMENT INCOME
Interest	$2,046,921	$1,155,051
Total investment income	$2,046,921	$1,155,051

EXPENSES
Investment advisory fees	$242,058	$139,306
Distribution (12b-1) fees - Class A	103,902	58,672
Transfer agent fees	64,094	39,434
Administrative service fees	107,777	79,006
Professional fees	7,619	3,775
Reports to shareholders	91	1,297
License, fees, and registrations	1,649	1,824
Audit fees	10,268	7,595
Trustees’ fees	4,862	2,827
Transfer agent out-of-pockets	4,449	3,783
Custodian fees	48	48
Legal fees	422	48
Insurance expense	1,095	546
Total expenses	$548,334	$338,161
Less expenses waived or reimbursed (See Note 7)	(91,323)	(76,167)
Total net expenses	$457,011	$261,994

NET INVESTMENT INCOME (LOSS)	$1,589,910	$893,057

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from investment transactions	$(22,285)	$(98,079)
Net change in unrealized appreciation (depreciation) of investments	1,607,931	870,406
Net realized and unrealized gain (loss) on investments	$1,585,646	$772,327

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,175,556	$1,665,384

The accompanying notes are an integral part of these financial statements.

Viking Mutual Funds | July 31, 2026

Statements of Operations (continued) – for the year ended July 31, 2026

	Oklahoma
	Municipal	Tax-Free	Tax-Free
	Fund	Fund For MT	Fund For ND
INVESTMENT INCOME
Interest	$1,664,518	$2,101,834	$757,693
Total investment income	$1,664,518	$2,101,834	$757,693

EXPENSES
Investment advisory fees	$197,726	$264,165	$94,649
Distribution (12b-1) fees - Class A	90,962	103,266	37,205
Transfer agent fees	53,455	69,400	28,716
Administrative service fees	95,364	113,966	66,502
Professional fees	5,639	7,775	3,229
Reports to shareholders	1,297	1,258	1,247
License, fees, and registrations	1,374	1,427	528
Audit fees	9,037	11,766	6,182
Trustees’ fees	3,776	5,357	1,937
Transfer agent out-of-pockets	3,115	5,245	1,749
Custodian fees	48	48	48
Legal fees	48	48	48
Insurance expense	639	913	273
Total expenses	$462,480	$584,634	$242,313
Less expenses waived or reimbursed (See Note 7)	(82,878)	(95,898)	(66,909)
Total net expenses	$379,602	$488,736	$175,404

NET INVESTMENT INCOME (LOSS)	$1,284,916	$1,613,098	$582,289

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from investment transactions	$(167,428)	$(8,355)	$(3,612)
Net change in unrealized appreciation (depreciation) of investments	1,276,552	1,581,134	545,153
Net realized and unrealized gain (loss) on investments	$1,109,124	$1,572,779	$541,541

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,394,040	$3,185,877	$1,123,830

The accompanying notes are an integral part of these financial statements.

Viking Mutual Funds | July 31, 2026

Statements of Changes in Net Assets – for the year ended July 31, 2026

	Kansas	Nebraska
	Municipal	Municipal
	Fund	Fund
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$1,589,910	$893,057
Net realized gain (loss) from investment transactions	(22,285)	(98,079)
Net change in unrealized appreciation (depreciation) of investments	1,607,931	870,406
Net increase (decrease) in net assets resulting from operations	$3,175,556	$1,665,384

DISTRIBUTIONS TO SHAREHOLDERS
Distributions - Class A	$(1,349,713)	$(744,122)
Distributions - Class I	(239,710)	(148,903)
Total distributions	$(1,589,423)	$(893,025)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares - Class A	$1,313,042	$2,246,219
Proceeds from sale of shares - Class I	842,657	2,127,789
Proceeds from reinvested dividends - Class A	1,254,574	638,340
Proceeds from reinvested dividends - Class I	119,506	135,043
Cost of shares redeemed - Class A	(11,723,274)	(6,323,644)
Cost of shares redeemed - Class I	(1,499,338)	(821,959)
Net increase (decrease) in net assets resulting from capital share transactions	$(9,692,833)	$(1,998,212)

TOTAL INCREASE (DECREASE) IN NET ASSETS	$(8,106,700)	$(1,225,853)
NET ASSETS, BEGINNING OF PERIOD	51,294,982	28,962,245
NET ASSETS, END OF PERIOD	$43,188,282	$27,736,392

The accompanying notes are an integral part of these financial statements.

Viking Mutual Funds | July 31, 2026

Statements of Changes in Net Assets (continued) – for the year ended July 31, 2026

	Oklahoma
	Municipal	Tax-Free	Tax-Free
	Fund	Fund For MT	Fund For ND
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$1,284,916	$1,613,098	$582,289
Net realized gain (loss) from investment transactions	(167,428)	(8,355)	(3,612)
Net change in unrealized appreciation (depreciation) of investments	1,276,552	1,581,134	545,153
Net increase (decrease) in net assets resulting from operations	$2,394,040	$3,185,877	$1,123,830

DISTRIBUTIONS TO SHAREHOLDERS
Distributions - Class A	$(1,173,817)	$(1,236,117)	$(448,973)
Distributions - Class I	(109,808)	(374,634)	(132,303)
Total distributions	$(1,283,625)	$(1,610,751)	$(581,276)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares - Class A	$2,267,337	$3,351,359	$555,907
Proceeds from sale of shares - Class I	2,099,987	2,590,593	2,841,476
Proceeds from reinvested dividends - Class A	1,130,396	1,062,677	412,608
Proceeds from reinvested dividends - Class I	48,944	223,680	104,926
Cost of shares redeemed - Class A	(6,544,530)	(10,637,512)	(2,165,837)
Cost of shares redeemed - Class I	(870,462)	(1,856,391)	(63,738)
Net increase (decrease) in net assets resulting from capital share transactions	$(1,868,328)	$(5,265,594)	$1,685,342

TOTAL INCREASE (DECREASE) IN NET ASSETS	$(757,913)	$(3,690,468)	$2,227,896
NET ASSETS, BEGINNING OF PERIOD	39,707,743	53,676,202	16,698,205
NET ASSETS, END OF PERIOD	$38,949,830	$49,985,734	$18,926,101

The accompanying notes are an integral part of these financial statements.

Viking Mutual Funds | July 31, 2026

Statements of Changes in Net Assets – for the year ended July 31, 2025

	Kansas	Nebraska
	Municipal	Municipal
	Fund	Fund
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$1,707,733	$989,855
Net realized gain (loss) from investment transactions	(1,930,596)	(152,501)
Net change in unrealized appreciation (depreciation) of investments	(970,573)	(1,534,174)
Net increase (decrease) in net assets resulting from operations	$(1,193,436)	$(696,820)

DISTRIBUTIONS TO SHAREHOLDERS
Distributions - Class A	$(1,487,268)	$(874,019)
Distributions - Class I	(219,872)	(115,774)
Total distributions	$(1,707,140)	$(989,793)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares - Class A	$1,606,250	$2,171,315
Proceeds from sale of shares - Class I	948,779	1,962,461
Proceeds from reinvested dividends - Class A	1,374,509	764,410
Proceeds from reinvested dividends - Class I	112,691	105,530
Cost of shares redeemed - Class A	(8,108,149)	(5,889,257)
Cost of shares redeemed - Class I	(570,884)	(1,180,761)
Net increase (decrease) in net assets resulting from capital share transactions	$(4,636,804)	$(2,066,302)

TOTAL INCREASE (DECREASE) IN NET ASSETS	$(7,537,380)	$(3,752,915)
NET ASSETS, BEGINNING OF PERIOD	58,832,362	32,715,160
NET ASSETS, END OF PERIOD	$51,294,982	$28,962,245

The accompanying notes are an integral part of these financial statements.

Viking Mutual Funds | July 31, 2026

Statements of Changes in Net Assets (continued) – for the year ended July 31, 2025

	Oklahoma
	Municipal	Tax-Free	Tax-Free
	Fund	Fund For MT	Fund For ND
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$1,341,584	$1,718,701	$568,752
Net realized gain (loss) from investment transactions	34,287	(670,502)	(314,705)
Net change in unrealized appreciation (depreciation) of investments	(1,824,477)	(1,624,812)	(757,036)
Net increase (decrease) in net assets resulting from operations	$(448,606)	$(576,613)	$(502,989)

DISTRIBUTIONS TO SHAREHOLDERS
Distributions - Class A	$(1,254,296)	$(1,384,191)	$(525,118)
Distributions - Class I	(86,155)	(332,613)	(42,662)
Total distributions	$(1,340,451)	$(1,716,804)	$(567,780)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares - Class A	$1,855,822	$4,539,253	$1,127,387
Proceeds from sale of shares - Class I	762,733	2,061,871	506,704
Proceeds from reinvested dividends - Class A	1,198,607	1,161,392	476,697
Proceeds from reinvested dividends - Class I	44,468	216,482	37,556
Cost of shares redeemed - Class A	(6,961,554)	(11,149,390)	(4,784,715)
Cost of shares redeemed - Class I	(378,633)	(1,572,531)	(226,098)
Net increase (decrease) in net assets resulting from capital share transactions	$(3,478,557)	$(4,742,923)	$(2,862,469)

TOTAL INCREASE (DECREASE) IN NET ASSETS	$(5,267,614)	$(7,036,340)	$(3,933,238)
NET ASSETS, BEGINNING OF PERIOD	44,975,357	60,712,542	20,631,443
NET ASSETS, END OF PERIOD	$39,707,743	$53,676,202	$16,698,205

The accompanying notes are an integral part of these financial statements.

Viking Mutual Funds | July 31, 2026

Notes to Financial Statements

NOTE 1: Organization

Viking Mutual Funds (the “Trust”) was organized as a Delaware business trust on March 30, 1999 and commenced operations on August 3, 1999. The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company and consists of five series (the “Funds”).

The Kansas Municipal Fund (“KS Muni Fund”), Nebraska Municipal Fund (“NE Muni Fund”), Oklahoma Municipal Fund (“OK Muni Fund”), Viking Tax-Free Fund for Montana (“Tax-Free Fund for MT”), and Viking Tax-Free Fund for North Dakota (“Tax-Free Fund for ND”) seek the highest level of current income that is exempt from both federal income tax and each Fund’s respective state income tax as is consistent with preservation of capital. KS Muni Fund and OK Muni Fund are diversified Funds. NE Muni Fund, Tax-Free Fund for MT and Tax-Free Fund for ND are non-diversified Funds.

Each Fund in the Trust currently offers both Class A and Class I shares. Class A shares are sold with an initial sales charge of 2.50% and a distribution fee of up to 0.25% on an annual basis. Class I shares are sold without sales charge or distribution fee. The two classes of shares represent interest in each Fund’s same portfolio of investments, have the same rights, and are generally identical in all respects except that each class bears its separate distribution and certain other class expenses and has exclusive voting rights with respect to any matter on which a separate vote of any class is required.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

Each Fund is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946, Financial Services – Investment Companies.

NOTE 2: Summary of Significant Accounting Policies

Investment security valuation—The Funds value their investments at fair value. Securities for which quotations are not readily available are valued using a matrix system at fair value as determined by the Funds’ administrative services agent, Integrity Fund Services, LLC (“Integrity Fund Services” or “IFS”). The matrix system has been developed based on procedures approved by the Board of Trustees and includes consideration of the following: yields or prices of municipal bonds of comparable quality; type of issue, coupon, maturity, and rating; indications as to value from dealers; indications as to value from municipal bond market activity; and general market conditions. Because the market value of securities can only be established by agreement between parties in a sales transaction, and because of the uncertainty inherent in the valuation process, the fair values as determined may differ from the values that would have been used had a ready market for the securities existed. Shares of a registered investment company, including money market funds that are not traded on an exchange are valued at the investment company’s net asset value per share.

When-issued securities—The Funds may purchase securities on a when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The values of the securities purchased on a when-issued basis are identified as such in the Funds’ Schedules of Investments. Losses may arise due to changes in the value of the underlying securities, if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Contingent deferred sales charge—In the case of investments into the Funds of $200,000 or more, a 1.00% contingent deferred sales charge (“CDSC”) may be assessed on shares redeemed within 24 months of purchase (excluding shares purchased with reinvested dividends and/or distributions).

Federal and state income taxes—Each Fund is a separate taxpayer for federal income tax purposes. Each Fund’s policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gain on investments to its shareholders; therefore, no provision for income taxes is required.

As of July 31, 2026, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the year ended July 31, 2026, the Funds did not incur any interest or penalties.

For all open tax years and all major taxing jurisdictions, management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Open tax years, which include the current and prior three tax years, are open for examination by taxing authorities. Furthermore, management of the Funds is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Premiums and discounts—Premiums and discounts on municipal securities are accreted and amortized into interest income using the effective yield method over the lives of the respective securities.

Viking Mutual Funds | July 31, 2026

Cash and cash equivalents— The Funds consider investments in an FDIC insured interest bearing savings account to be cash. The Funds maintain balances, which, at times, may exceed federally insured limits. The Funds maintain these balances with a high quality financial institution.

Security transactions, investment income, expenses and distributions—Income and expenses are recorded on an accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the specific identification basis. Interest income and estimated expenses are accrued daily. The Funds declare dividends from net investment income daily and pay such dividends monthly. Capital gains, when available, are distributed at least annually. Dividends are reinvested in additional shares of the Funds at net asset value or paid in cash. Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from net investment income and realized gains determined in accordance with accounting principles generally accepted in the United States of America (“GAAP”).

Use of estimates—The financial statements have been prepared in accordance with GAAP, which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase (decrease) in net assets during the reporting period. Actual results could differ from those estimates.

Common expenses—Common expenses of the Trust are allocated among the Funds within the Trust based on relative net assets of each Fund or the nature of the services performed and the relative applicability to each Fund.

Multiple class allocations—The Funds use the relative net assets method to allocate income, fund-wide expenses, gains and losses. Class-specific expenses, distribution fees, and any other items that are specifically attributable to a particular class are charged directly to such class.

NOTE 3: Fair Value Measurements

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in three broad levels: Level 1 inputs are based on quoted prices in active markets for identical securities. Level 2 inputs are based on significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 inputs are based on significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The following is a summary of the inputs used to value the Funds’ investments as of July 31, 2026:

		Level 1	Level 2	Level 3	Total
KS Muni Fund	Municipal Bonds	$–	$42,163,029	$–	$42,163,029
	Total	$–	$42,163,029	$–	$42,163,029

NE Muni Fund	Municipal Bonds	$–	$26,072,485	$–	$26,072,485
	Total	$–	$26,072,485	$–	$26,072,485

OK Muni Fund	Municipal Bonds	$–	$37,458,963	$–	$37,458,963
	Total	$–	$37,458,963	$–	$37,458,963

Tax-Free Fund for MT	Municipal Bonds	$–	$47,272,607	$–	$47,272,607
	Total	$–	$47,272,607	$–	$47,272,607

Tax-Free Fund for ND	Municipal Bonds	$–	$17,191,762	$–	$17,191,762
	Total	$–	$17,191,762	$–	$17,191,762

The Funds did not hold any Level 3 assets during the year ended July 31, 2026.

NOTE 4: Investment Transactions

Purchases and sales of investment securities (excluding short-term securities) for the year ended July 31, 2026, were as follows:

	KS Muni	NE Muni	OK Muni	Tax-Free	Tax-Free
	Fund	Fund	Fund	Fund for MT	Fund for ND
Purchases	$ 4,477,291	$5,212,789	$4,050,541	$2,371,608	$2,544,482
Sales	$13,366,142	$8,072,508	$6,352,992	$8,797,260	$ 911,625

Viking Mutual Funds | July 31, 2026

NOTE 5: Capital Share Transactions

Transactions in capital shares were as follows:

Year Ended 7/31/2026:	KS Muni	NE Muni	OK Muni	Tax-Free	Tax-Free
Class A	Fund	Fund	Fund	Fund for MT	Fund for ND
Shares sold	137,006	244,081	213,824	368,064	64,565
Shares issued from reinvestments	131,315	69,650	107,194	116,901	46,888
Shares redeemed	(1,226,346)	(692,315)	(620,703)	(1,166,464)	(248,647)
Net increase (decrease)	(958,025)	(378,584)	(299,685)	(681,499)	(137,194)

Class I
Shares sold	89,068	232,017	198,244	284,791	331,090
Shares issued from reinvestments	12,497	14,729	4,638	24,595	11,906
Shares redeemed	(156,569)	(89,857)	(82,665)	(203,844)	(7,228)
Net increase (decrease)	(55,004)	156,889	120,217	105,542	335,768

Year Ended 7/31/2025:	KS Muni	NE Muni	OK Muni	Tax-Free	Tax-Free
Class A	Fund	Fund	Fund	Fund for MT	Fund for ND
Shares sold	168,402	238,870	177,772	503,094	128,679
Shares issued from reinvestments	144,804	83,260	114,884	128,809	54,370
Shares redeemed	(855,415)	(637,881)	(665,156)	(1,235,124)	(544,084)
Net increase (decrease)	(542,209)	(315,751)	(372,500)	(603,221)	(361,035)

Class I
Shares sold	98,953	214,481	72,223	229,161	59,327
Shares issued from reinvestments	11,861	11,511	4,264	24,017	4,281
Shares redeemed	(59,766)	(129,177)	(36,021)	(174,721)	(25,426)
Net increase (decrease)	51,048	96,815	40,466	78,457	38,182

NOTE 6: Income Tax Information

At July 31, 2026, the net unrealized appreciation (depreciation) based on the cost of investments for federal income tax purposes was as follows:

	KS Muni	NE Muni	OK Muni	Tax-Free	Tax-Free
	Fund	Fund	Fund	Fund for MT	Fund for ND
Investments at cost	$42,135,320	$26,373,353	$37,501,133	$47,300,173	$17,325,850
Unrealized appreciation	$1,743,062	$210,715	$322,244	$319,127	$123,396
Unrealized depreciation	(1,715,353)	(511,583)	(364,414)	(346,693)	(257,484)
Net unrealized appreciation/ (depreciation)*	$27,709	$(300,868)	$(42,170)	$(27,566)	$(134,088)

The tax character of distributions is as follows:

	KS Muni	NE Muni	OK Muni	Tax-Free	Tax-Free
Year ended 7/31/2026:	Fund	Fund	Fund	Fund for MT	Fund for ND
Tax-exempt Income	$1,593,047	$896,151	$1,281,359	$1,614,033	$580,062
Total Income	$1,593,047	$896,151	$1,281,359	$1,614,033	$580,062

Year ended 7/31/2025:
Tax-exempt Income	$1,706,612	$987,776	$1,340,727	$1,716,894	$567,761
Total Income	$1,706,612	$987,776	$1,340,727	$1,716,894	$567,761

As of July 31, 2026, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	KS Muni	NE Muni	OK Muni	Tax-Free	Tax-Free
	Fund	Fund	Fund	Fund for MT	Fund for ND
Undistributed tax-exempt income	$15,706	$8,290	$10,184	$24,786	$6,410
Distributions payable	(15,680)	(8,264)	(10,136)	(24,663)	(6,441)
Accumulated capital and other losses	(7,490,469)	(5,540,661)	(7,039,914)	(9,656,901)	(4,350,064)
Unrealized appreciation/ (depreciation)*	27,709	(300,868)	(42,170)	(27,566)	(134,088)
Total accumulated earnings/(deficit)	$(7,462,734)	$(5,841,503)	$(7,082,036)	$(9,684,344)	$(4,484,183)

*Differences between financial reporting-basis and tax-basis are due to differing tax treatment of market discount.

Viking Mutual Funds | July 31, 2026

The Funds’ capital loss carryforward amounts as of July 31, 2026 are as follows:

	KS Muni	NE Muni	OK Muni	Tax-Free	Tax-Free
	Fund	Fund	Fund	Fund for MT	Fund for ND
Non-expiring S-T losses	$1,774,113	$1,249,883	$1,569,593	$3,132,509	$1,000,659
Non-expiring L-T losses	5,716,356	4,290,778	5,470,321	6,524,392	3,349,405
Total	$7,490,469	$5,540,661	$7,039,914	$9,656,901	$4,350,064

Capital loss carryforward utilized	$-	$-	$-	$-	$-

There were no reclassifications between distributable earnings/(accumulated losses) and paid-in capital for the Funds for the year ended July 31, 2026.

NOTE 7: Investment Advisory Fees and Other Transactions with Affiliates

Viking Fund Management (“VFM”), the Funds’ investment adviser; Integrity Funds Distributor, LLC (“Integrity Funds Distributor” or “IFD”), the Funds’ underwriter and distributor; and IFS, the Funds’ transfer, accounting, and administrative services agent; are subsidiaries of Corridor Investors, LLC (“Corridor Investors” or “Corridor”), the Funds’ sponsor.

VFM provides investment advisory and management services to the Funds. The Investment Advisory Agreement (the “Advisory Agreement”) provides for fees to be computed at an annual rate of 0.50% of each Fund’s average daily net assets. The Funds pay investment advisory fees to VFM on a monthly basis. VFM has contractually agreed to waive its management fee and to reimburse expenses for the Funds, other than extraordinary or non-recurring expenses, taxes, brokerage fees, commissions, and acquired fund fees and expenses, until November 29, 2026 so that the net annual operating expenses do not exceed 0.98% and 0.73% for Class A and I, respectively. After November 29, 2026, the expense limitation may be terminated or revised. VFM and affiliated service providers may also voluntarily waive fees or reimburse expenses not required under the advisory or other contracts from time to time. An expense limitation lowers expense ratios and increases returns to investors. Certain Officers of the Funds are also Officers and Governors of VFM.

	Year Ended 7/31/2026			Receivable/Payable* 7/31/2026
	Advisory Fees	Waived	Reimb.	Advisory	Waived	Reimb.
KS Muni Fund	$242,058	$91,323	$-	$18,755	$6,614	$-
NE Muni Fund	$139,306	$76,167	$-	$11,947	$6,269	$-
OK Muni Fund	$197,726	$82,878	$-	$16,743	$6,523	$-
Tax-Free Fund for MT	$264,165	$95,898	$-	$21,417	$7,892	$-
Tax-Free Fund for ND	$94,649	$66,909	$-	$8,083	$5,514	$-

*Advisory fees are payable to VFM and are included in the Payable to affiliates on the Statements of Assets and Liabilities. Waived and Reimbursed fees are receivables from VFM and are included in the Receivable from affiliate on the Statements of Assets and Liabilities.

VFM is entitled to recoup such amounts waived or reimbursed for a period of up to three years from the date on which VFM waived fees or reimbursed expenses for each Fund. Each Fund will make repayments to the VFM only if such repayment does not cause the annual Fund operating expenses (after the repayment is taken into account) to exceed both (1) the expense limitation in place when such amounts were waived and (2) the Fund’s current expense limitation. As of July 31, 2026, amounts subject to recoupment and expiration dates are as follows:

	7/31/2027 Amount	7/31/2028 Amount	07/31/2029 Amount	Total
KS Muni Fund	$122,198	$107,540	$91,323	$321,061
NE Muni Fund	$88,798	$82,837	$76,167	$247,802
OK Muni Fund	$99,757	$94,893	$82,878	$277,528
Tax-Free Fund for MT	$119,811	$108,365	$95,898	$324,074
Tax Free Fund for ND	$69,819	$72,734	$66,909	$209,462

IFD serves as the principal underwriter and distributor for the Funds and receives sales charges deducted from Fund share sales proceeds and CDSC from applicable Fund share redemptions. Also, the Funds have adopted a distribution plan for each class of shares as allowed by Rule 12b-1 of the 1940 Act. Distribution plans permit the Funds to reimburse their principal underwriter for costs related to selling shares of the Funds and for various other services. These costs, which consist primarily of commissions and service fees to broker-dealers who sell shares of the Funds, are paid by shareholders through expenses called “Distribution Fees.” The Funds currently pay an annual distribution fee of up to 0.25% of the average daily net assets. Certain Officers of the Funds are also Officers and Governors of IFD.

	Year Ended 7/31/2026			Payable* 7/31/2026
	Sales Charges	CDSC	Distribution Fees	Distribution Fees
KS Muni Fund - A	$8,094	$1,995	$103,902	$7,983
NE Muni Fund - A	$8,271	$-	$58,672	$4,854
OK Muni Fund - A	$12,743	$-	$90,962	$7,526
Tax-Free Fund for MT - A	$11,406	$824	$103,266	$8,183
Tax-Free Fund for ND - A	$2,585	$-	$37,205	$3,084

Viking Mutual Funds | July 31, 2026

*Distribution fees are payable to IFD and are included in the Payable to affiliates on the Statements of Assets and Liabilities.

IFS acts as the Funds’ transfer agent for a monthly variable fee equal to 0.12% on the first $0 to $200 million and at a lower rate in excess of $200 million of the Funds’ average daily net assets on an annual basis plus reimbursement of out-of-pocket expenses and sub-transfer agent out-of-pocket expenses and an additional fee of $500 per month for each additional share class. Sub-transfer agent out-of-pocket expenses are included in the transfer agent fees below and in the transfer agent out-of-pocket balance on the Statements of Operations.

IFS also acts as the Funds’ administrative services agent for a monthly fee equal to the sum of a fixed fee of $2,000 and a variable fee equal to 0.14% on the first $0 to $200 million and at a lower rate in excess of $200 million of the Funds’ average daily net assets on an annual basis and an additional fee of $1,000 per month for each additional share class plus reimbursement of out-of-pocket expenses. Commencing on November 30, 2024, IFS also charges a $2,500 annual fee for tailored shareholder reporting plus an additional fee of $750 per year for each share class. Certain Officers of the Funds are also Officers and Governors of IFS.

	Year Ended 7/31/2026		Payable* 7/31/2026
	Transfer	Admin.	Transfer	Admin.
	Agency Fees	Service Fees	Agency Fees	Service Fees
KS Muni Fund	$68,543	$107,777	$4,925	$8,648
NE Muni Fund	$43,217	$79,006	$3,909	$6,742
OK Muni Fund	$56,570	$95,364	$4,793	$8,085
Tax-Free Fund for MT	$74,645	$113,966	$6,507	$9,394
Tax-Free Fund for ND	$30,465	$66,502	$2,683	$5,660

*Transfer Agency and Administrative Service fees are payable to IFS and are included in the Payable to affiliates on the Statements of Assets and Liabilities.

NOTE 8: Principal Risks

The Funds invest primarily in municipal securities from a specific state. The Funds may also invest in municipal securities of U.S. territories and possessions (such as Puerto Rico, the U.S. Virgin Islands, and Guam). Each Fund is therefore more susceptible to political, economic, legislative, or regulatory factors adversely affecting issuers of municipal securities in its specific state or U.S. territories and possessions.

Interest rate risk is the risk that bond prices will decline in value because of changes in interest rates. There is normally an inverse relationship between the fair value of securities sensitive to prevailing interest rates and actual changes in interest rates. The longer the average maturity of a Fund’s portfolio, the greater its interest rate risk.

NOTE 9: Segment Reporting

In accordance with FASB Accounting Standards Update 2023-07, Segment Reporting (Topic280) Improvements to Reportable Segment Disclosures (“ASU2023-07”), subject to the oversight and, when applicable, approval of the Board, the Treasurer of the Trust acts as the Portfolios’ chief operating decision maker (“CODM”) and is responsible for assessing performance and making decisions about resource allocation. The CODM has determined that each Portfolio has a single operating segment based on the fact that the CODM monitors the operating results of each Portfolio as a whole and each Portfolio’s long-term strategic asset allocation is predetermined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Portfolios’ portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented in the Portfolios’ financial statements.

NOTE 10: Subsequent Events

The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statements of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated the impact of all subsequent events on the Funds through the issuance date of these financial statements and has noted no such events requiring disclosure.

Viking Mutual Funds | July 31, 2026

Financial Highlights

Kansas Municipal Fund, Class A

Selected per share data and ratios for the periods indicated

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	7/31/26	7/31/25	7/31/24	7/31/23	7/31/22
NET ASSET VALUE, BEGINNING OF PERIOD	$9.20	$9.70	$9.75	$10.17	$11.08

Income (loss) from investment operations:
Net investment income (loss)(1)	$0.31	$0.29	$0.25	$0.22	$0.18
Net realized and unrealized gain (loss) on investments(2)	0.27	(0.50)	(0.05)	(0.42)	(0.91)
Total from investment operations	$0.58	$(0.21)	$0.20	$(0.20)	$(0.73)

Less distributions:
Dividends from net investment income	$(0.31)	$(0.29)	$(0.25)	$(0.22)	$(0.18)
Total distributions	$(0.31)	$(0.29)	$(0.25)	$(0.22)	$(0.18)

NET ASSET VALUE, END OF PERIOD	$9.47	$9.20	$9.70	$9.75	$10.17

Total Return (excludes any applicable sales charge)	6.33%	(2.23%)	2.09%	(1.98%)	(6.62%)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$36,753	$44,535	$52,202	$55,633	$60,816
Ratio of expenses to average net assets after waivers(3)	0.98%	0.98%	0.98%	0.98%	0.98%
Ratio of expenses to average net assets before waivers	1.17%	1.17%	1.18%	1.17%	1.15%
Ratio of net investment income to average net assets(3)	3.25%	3.02%	2.59%	2.21%	1.75%
Portfolio turnover rate	9.50%	42.15%	29.19%	33.60%	15.28%

(1)	Per share net investment income (loss) has been calculated using the average daily shares method.

(2)

Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(3)	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

Viking Mutual Funds | July 31, 2026

Kansas Municipal Fund, Class I

Selected per share data and ratios for the periods indicated

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	7/31/26	7/31/25	7/31/24	7/31/23	7/31/22
NET ASSET VALUE, BEGINNING OF PERIOD	$9.21	$9.71	$9.75	$10.17	$11.08

Income (loss) from investment operations:
Net investment income (loss)(1)	$0.33	$0.31	$0.27	$0.24	$0.20
Net realized and unrealized gain (loss) on investments(2)	0.27	(0.50)	(0.04)	(0.42)	(0.91)
Total from investment operations	$0.60	$(0.19)	$0.23	$(0.18)	$(0.71)

Less distributions:
Dividends from net investment income	$(0.33)	$(0.31)	$(0.27)	$(0.24)	$(0.20)
Total distributions	$(0.33)	$(0.31)	$(0.27)	$(0.24)	$(0.20)

NET ASSET VALUE, END OF PERIOD	$9.48	$9.21	$9.71	$9.75	$10.17

Total Return (excludes any applicable sales charge)	6.59%	(1.98%)	2.45%	(1.74%)	(6.38%)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$6,435	$6,760	$6,630	$7,798	$10,443
Ratio of expenses to average net assets after waivers(3)	0.73%	0.73%	0.73%	0.73%	0.73%
Ratio of expenses to average net assets before waivers	0.92%	0.92%	0.93%	0.92%	0.90%
Ratio of net investment income to average net assets(3)	3.50%	3.27%	2.84%	2.46%	1.97%
Portfolio turnover rate	9.50%	42.15%	29.19%	33.60%	15.28%

(1)	Per share net investment income (loss) has been calculated using the average daily shares method.

(2)

Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(3)	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

Viking Mutual Funds | July 31, 2026

Nebraska Municipal Fund, Class A

Selected per share data and ratios for the periods indicated

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	7/31/26	7/31/25	7/31/24	7/31/23	7/31/22
NET ASSET VALUE, BEGINNING OF PERIOD	$8.86	$9.38	$9.47	$9.81	$10.64

Income (loss) from investment operations:
Net investment income (loss)(1)	$0.29	$0.30	$0.26	$0.19	$0.15
Net realized and unrealized gain (loss) on investments(2)	0.24	(0.52)	(0.09)	(0.34)	(0.83)
Total from investment operations	$0.53	$(0.22)	$0.17	$(0.15)	$(0.68)

Less distributions:
Dividends from net investment income	$(0.29)	$(0.30)	$(0.26)	$(0.19)	$(0.15)
Total distributions	$(0.29)	$(0.30)	$(0.26)	$(0.19)	$(0.15)

NET ASSET VALUE, END OF PERIOD	$9.10	$8.86	$9.38	$9.47	$9.81

Total Return (excludes any applicable sales charge)	6.01%	(2.41%)	1.87%	(1.56%)	(6.39%)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$22,549	$25,303	$29,749	$33,188	$49,780
Ratio of expenses to average net assets after waivers(3)	0.98%	0.98%	0.98%	0.98%	0.98%
Ratio of expenses to average net assets before waivers	1.25%	1.25%	1.24%	1.20%	1.17%
Ratio of net investment income to average net assets(3)	3.17%	3.26%	2.81%	1.93%	1.51%
Portfolio turnover rate	20.01%	32.31%	79.45%	19.33%	26.33%

(1)	Per share net investment income (loss) has been calculated using the average daily shares method.

(2)

Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(3)	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

Viking Mutual Funds | July 31, 2026

Nebraska Municipal Fund, Class I

Selected per share data and ratios for the periods indicated

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	7/31/26	7/31/25	7/31/24	7/31/23	7/31/22
NET ASSET VALUE, BEGINNING OF PERIOD	$8.86	$9.37	$9.47	$9.81	$10.63

Income (loss) from investment operations:
Net investment income (loss)(1)	$0.31	$0.32	$0.29	$0.21	$0.18
Net realized and unrealized gain (loss) on investments(2)	0.24	(0.51)	(0.10)	(0.34)	(0.82)
Total from investment operations	$0.55	$(0.19)	$0.19	$(0.13)	$(0.64)

Less distributions:
Dividends from net investment income	$(0.31)	$(0.32)	$(0.29)	$(0.21)	$(0.18)
Total distributions	$(0.31)	$(0.32)	$(0.29)	$(0.21)	$(0.18)

NET ASSET VALUE, END OF PERIOD	$9.10	$8.86	$9.37	$9.47	$9.81

Total Return (excludes any applicable sales charge)	6.28%	(2.07%)	2.02%	(1.32%)	(6.07%)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$5,187	$3,659	$2,966	$3,695	$2,520
Ratio of expenses to average net assets after waivers(3)	0.73%	0.73%	0.73%	0.73%	0.73%
Ratio of expenses to average net assets before waivers	1.00%	1.00%	0.99%	0.95%	0.92%
Ratio of net investment income to average net assets(3)	3.42%	3.51%	3.06%	2.18%	1.76%
Portfolio turnover rate	20.01%	32.31%	79.45%	19.33%	26.33%

(1)	Per share net investment income (loss) has been calculated using the average daily shares method.

(2)

Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(3)	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

Viking Mutual Funds | July 31, 2026

Oklahoma Municipal Fund, Class A

Selected per share data and ratios for the periods indicated

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	7/31/26	7/31/25	7/31/24	7/31/23	7/31/22
NET ASSET VALUE, BEGINNING OF PERIOD	$10.15	$10.59	$10.64	$11.02	$12.14

Income (loss) from investment operations:
Net investment income (loss)(1)	$0.34	$0.33	$0.29	$0.23	$0.17
Net realized and unrealized gain (loss) on investments(2)	0.28	(0.44)	(0.05)	(0.38)	(1.12)
Total from investment operations	$0.62	$(0.11)	$0.24	$(0.15)	$(0.95)

Less distributions:
Dividends from net investment income	$(0.34)	$(0.33)	$(0.29)	$(0.23)	$(0.17)
Total distributions	$(0.34)	$(0.33)	$(0.29)	$(0.23)	$(0.17)

NET ASSET VALUE, END OF PERIOD	$10.43	$10.15	$10.59	$10.64	$11.02

Total Return (excludes any applicable sales charge)	6.12%	(1.07%)	2.33%	(1.34%)	(7.88%)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$35,033	$37,118	$42,700	$51,337	$61,402
Ratio of expenses to average net assets after waivers(3)	0.98%	0.98%	0.98%	0.98%	0.98%
Ratio of expenses to average net assets before waivers	1.19%	1.21%	1.18%	1.18%	1.15%
Ratio of net investment income to average net assets(3)	3.23%	3.17%	2.77%	2.16%	1.45%
Portfolio turnover rate	10.64%	29.22%	69.12%	22.50%	38.98%

(1)	Per share net investment income (loss) has been calculated using the average daily shares method.

(2)

Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(3)	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

Viking Mutual Funds | July 31, 2026

Oklahoma Municipal Fund, Class I

Selected per share data and ratios for the periods indicated

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	7/31/26	7/31/25	7/31/24	7/31/23	7/31/22
NET ASSET VALUE, BEGINNING OF PERIOD	$10.15	$10.60	$10.65	$11.03	$12.15

Income (loss) from investment operations:
Net investment income (loss)(1)	$0.37	$0.36	$0.32	$0.26	$0.20
Net realized and unrealized gain (loss) on investments(2)	0.29	(0.45)	(0.05)	(0.38)	(1.12)
Total from investment operations	$0.66	$(0.09)	$0.27	$(0.12)	$(0.92)

Less distributions:
Dividends from net investment income	$(0.37)	$(0.36)	$(0.32)	$(0.26)	$(0.20)
Total distributions	$(0.37)	$(0.36)	$(0.32)	$(0.26)	$(0.20)

NET ASSET VALUE, END OF PERIOD	$10.44	$10.15	$10.60	$10.65	$11.03

Total Return (excludes any applicable sales charge)	6.49%	(0.92%)	2.59%	(1.09%)	(7.64%)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$3,917	$2,590	$2,275	$3,321	$3,216
Ratio of expenses to average net assets after waivers(3)	0.73%	0.73%	0.73%	0.73%	0.73%
Ratio of expenses to average net assets before waivers	0.94%	0.95%	0.93%	0.93%	0.90%
Ratio of net investment income to average net assets(3)	3.48%	3.42%	3.02%	2.41%	1.70%
Portfolio turnover rate	10.64%	29.22%	69.12%	22.50%	38.98%

(1)	Per share net investment income (loss) has been calculated using the average daily shares method.

(2)

Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(3)	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

Viking Mutual Funds | July 31, 2026

Viking Tax-Free Fund for Montana, Class A

Selected per share data and ratios for the periods indicated

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	7/31/26	7/31/25	7/31/24	7/31/23	7/31/22
NET ASSET VALUE, BEGINNING OF PERIOD	$8.78	$9.15	$9.22	$9.51	$10.34

Income (loss) from investment operations:
Net investment income (loss)(1)	$0.27	$0.27	$0.25	$0.22	$0.17
Net realized and unrealized gain (loss) on investments(2)	0.25	(0.37)	(0.07)	(0.29)	(0.83)
Total from investment operations	$0.52	$(0.10)	$0.18	$(0.07)	$(0.66)

Less distributions:
Dividends from net investment income	$(0.27)	$(0.27)	$(0.25)	$(0.22)	$(0.17)
Total distributions	$(0.27)	$(0.27)	$(0.25)	$(0.22)	$(0.17)

NET ASSET VALUE, END OF PERIOD	$9.03	$8.78	$9.15	$9.22	$9.51

Total Return (excludes any applicable sales charge)	5.98%	(1.16%)	1.98%	(0.76%)	(6.46%)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$38,211	$43,150	$50,466	$54,906	$65,357
Ratio of expenses to average net assets after waivers(3)	0.98%	0.98%	0.98%	0.98%	0.98%
Ratio of expenses to average net assets before waivers	1.16%	1.17%	1.17%	1.17%	1.14%
Ratio of net investment income to average net assets(3)	3.00%	2.96%	2.72%	2.33%	1.68%
Portfolio turnover rate	4.63%	22.82%	31.96%	16.20%	26.78%

(1)	Per share net investment income (loss) has been calculated using the average daily shares method.

(2)

Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(3)	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

Viking Mutual Funds | July 31, 2026

Viking Tax-Free Fund for Montana, Class I

Selected per share data and ratios for the periods indicated

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	7/31/26	7/31/25	7/31/24	7/31/23	7/31/22
NET ASSET VALUE, BEGINNING OF PERIOD	$8.78	$9.15	$9.22	$9.51	$10.34

Income (loss) from investment operations:
Net investment income (loss)(1)	$0.30	$0.29	$0.27	$0.24	$0.19
Net realized and unrealized gain (loss) on investments(2)	0.25	(0.37)	(0.07)	(0.29)	(0.83)
Total from investment operations	$0.55	$(0.08)	$0.20	$(0.05)	$(0.64)

Less distributions:
Dividends from net investment income	$(0.30)	$(0.29)	$(0.27)	$(0.24)	$(0.19)
Total distributions	$(0.30)	$(0.29)	$(0.27)	$(0.24)	$(0.19)

NET ASSET VALUE, END OF PERIOD	$9.03	$8.78	$9.15	$9.22	$9.51

Total Return (excludes any applicable sales charge)	6.24%	(0.92%)	2.23%	(0.51%)	(6.21%)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$11,775	$10,526	$10,247	$11,607	$15,776
Ratio of expenses to average net assets after waivers(3)	0.73%	0.73%	0.73%	0.73%	0.73%
Ratio of expenses to average net assets before waivers	0.91%	0.92%	0.92%	0.92%	0.89%
Ratio of net investment income to average net assets(3)	3.25%	3.21%	2.97%	2.58%	1.93%
Portfolio turnover rate	4.63%	22.82%	31.96%	16.20%	26.78%

(1)	Per share net investment income (loss) has been calculated using the average daily shares method.

(2)

Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(3)	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

Viking Mutual Funds | July 31, 2026

Viking Tax-Free Fund for North Dakota, Class A

Selected per share data and ratios for the periods indicated

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	7/31/26	7/31/25	7/31/24	7/31/23	7/31/22
NET ASSET VALUE, BEGINNING OF PERIOD	$8.47	$8.99	$9.11	$9.51	$10.36

Income (loss) from investment operations:
Net investment income (loss)(1)	$0.27	$0.27	$0.24	$0.19	$0.16
Net realized and unrealized gain (loss) on investments(2)	0.25	(0.52)	(0.12)	(0.40)	(0.85)
Total from investment operations	$0.52	$(0.25)	$0.12	$(0.21)	$(0.69)

Less distributions:
Dividends from net investment income	$(0.27)	$(0.27)	$(0.24)	$(0.19)	$(0.16)
Total distributions	$(0.27)	$(0.27)	$(0.24)	$(0.19)	$(0.16)

NET ASSET VALUE, END OF PERIOD	$8.72	$8.47	$8.99	$9.11	$9.51

Total Return (excludes any applicable sales charge)	6.10%	(2.81%)	1.35%	(2.18%)	(6.70%)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$14,349	$15,097	$19,274	$22,552	$27,459
Ratio of expenses to average net assets after waivers(3)	0.98%	0.98%	0.98%	0.98%	0.98%
Ratio of expenses to average net assets before waivers	1.33%	1.38%	1.30%	1.28%	1.23%
Ratio of net investment income to average net assets(3)	3.02%	3.11%	2.67%	2.08%	1.63%
Portfolio turnover rate	5.24%	23.04%	55.91%	12.19%	22.82%

(1)	Per share net investment income (loss) has been calculated using the average daily shares method.

(2)

Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(3)	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

Viking Mutual Funds | July 31, 2026

Viking Tax-Free Fund for North Dakota, Class I

Selected per share data and ratios for the periods indicated

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	7/31/26	7/31/25	7/31/24	7/31/23	7/31/22
NET ASSET VALUE, BEGINNING OF PERIOD	$8.47	$8.99	$9.11	$9.51	$10.36

Income (loss) from investment operations:
Net investment income (loss)(1)	$0.29	$0.30	$0.26	$0.21	$0.19
Net realized and unrealized gain (loss) on investments(2)	0.25	(0.52)	(0.12)	(0.40)	(0.85)
Total from investment operations	$0.54	$(0.22)	$0.14	$(0.19)	$(0.66)

Less distributions:
Dividends from net investment income	$(0.29)	$(0.30)	$(0.26)	$(0.21)	$(0.19)
Total distributions	$(0.29)	$(0.30)	$(0.26)	$(0.21)	$(0.19)

NET ASSET VALUE, END OF PERIOD	$8.72	$8.47	$8.99	$9.11	$9.51

Total Return (excludes any applicable sales charge)	6.37%	(2.57%)	1.61%	(1.94%)	(6.46%)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$4,578	$1,602	$1,357	$1,491	$1,631
Ratio of expenses to average net assets after waivers(3)	0.73%	0.73%	0.73%	0.73%	0.73%
Ratio of expenses to average net assets before waivers	1.08%	1.13%	1.05%	1.03%	0.98%
Ratio of net investment income to average net assets(3)	3.27%	3.36%	2.92%	2.33%	1.88%
Portfolio turnover rate	5.24%	23.04%	55.91%	12.19%	22.82%

(1)	Per share net investment income (loss) has been calculated using the average daily shares method.

(2)

Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(3)	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

Viking Mutual Funds | July 31, 2026

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

There were no changes in or disagreements with Cohen during the period covered by the report.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

There were no matters submitted during the period covered by the report to a vote of shareholders, through the solicitation of proxies or otherwise.

Item 10. Remuneration Paid to Directors, Officers, and Others for Open-End Management Investment Companies

As of July 31, 2026, Trustees who are not considered to be “interested persons,” as that term is defined in the 1940 Act, of Viking Mutual Funds (the “Independent Trustees”) are paid an annual fee of $30,500 for service as trustee on the boards of the trusts in the Fund Complex (the Registrant and The Integrity Funds). In addition, each Independent Trustee is entitled to receive a fee of $3,500 for attendance at each meeting of the Board of Trustees (whether attendance is telephonic or in person) that is not on the regular Board of Trustees meeting schedule. For the fiscal year ended July 31, 2026, the aggregate remuneration paid by the Trust to the Independent Trustees was $24,780. In addition, for the fiscal year ended July 31, 2026, Brent M. Wheeler was paid by the Trust an aggregate amount of $20,860 for service to the Fund Complex as Mutual Fund Chief Compliance Officer.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

There were no approvals or renewals of investment advisory contracts during the most recent fiscal half-year.

Item 12. Disclosures of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13. Portfolio Managers for Closed-End Management Investment Companies

Not applicable.

Item 14. Purchases of Equity Securities for Closed-End Management Investment Companies

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees in the last fiscal half-year.

Item 16. Controls and Procedures

(a)

Based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-CSR (the “Report”), the Registrant’s principal executive officer and principal financial officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant’s principal executive officer and principal financial officer who are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Viking Mutual Funds | July 31, 2026

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18. Recover of Erroneously Awarded Compensation

Not applicable.

Item 19. Exhibits

(a)	(1)	The Registrant’s code of ethics filed pursuant to Item 2 of the N-CSR is filed and attached hereto.

	(2)	Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 is filed and attached hereto.

	(3)	Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed and attached hereto.

Viking Mutual Funds | July 31, 2026

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Viking Mutual Funds

By: /s/ Shannon D. Radke
Shannon D. Radke
Principal Executive Officer

September 28, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Shannon D. Radke
Shannon D. Radke
Principal Executive Officer

September 28, 2026

By: /s/ Shelly Nahrstedt
Shelly Nahrstedt
Principal Financial Officer

September 28, 2026

Viking Mutual Funds | July 31, 2026